UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

2004 semiannual report TIAA Separate Account VA-1 Financial statements (unaudited) including top holdings June 30, 2004 stock index

Performance Overview as of 6/30/2004

		Average Annual Compound Rates
		of Total Return
	Inception			Since
	Date	1 year	5 years	Inception
Equities
Stock Index Account	11/1/1994	19.57%	–1.42%	10.88%

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

A new way to look at your investments

To make it easier for investors to get meaningful information about their investments, the Securities and Exchange Commission (SEC) has issued new rules regarding financial reporting. The SEC has also required additional information about expenses and their effect on investment returns and about proxy voting policies and procedures. This is our first report to follow these new rules.

     Beginning with this performance period, annual and semiannual reports will list a portfolio’s 50 largest holdings, as well as any other holding that constitutes 1% or more of the portfolio. These are the holdings most likely to affect your investment results. We will continue to file a complete list of holdings with the SEC, and this will now be done on a quarterly basis, rather than semiannually, as in the past. To access this information easily, please see page 4.

     This semiannual report also contains a more detailed explanation of the Stock Index Account’s expense charges, including examples that enable you to compare our expenses with those of any other U.S. variable annuities and mutual funds. Long before expenses made headlines, TIAA-CREF urged investors to consider the effect of expenses, particularly over long periods of time. Please see page 6 for details.

     As always, you should carefully consider the investment objectives, risks, and charges and expenses of any mutual fund or variable annuity before investing. Please visit the Web Center at www.tiaa-cref.org or call 800 223-1200 for a prospectus that contains this and other important information. Read it carefully before investing.

     Please remember that, by signing up for e-delivery of these reports at our Web Center, you can get your financial information more quickly—and in an electronic format that can be easily archived for future reference.

Contents

Report to Policyholders	2
More Information for Policyholders	4
Special Terms	5
Important Information about Expenses	6
Account Performance
Stock Index Account	8
Top Holdings	11
Financial Statements
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Notes to Financial Statements	19
Management	24
For More Information	Inside Back Cover

Report to Policyholders

The Stock Index Account’s 3.27% return was well ahead of the 2.54% average return of similar variable annuities.

During the first six months of 2004, rising stock prices lost momentum after a period of extraordinary gains. In 2003 the Russell 3000® Index, which tracks the broad U.S. stock market, was up 31.06%. The MSCI World IndexSM, which tracks stocks in 23 nations, soared 33.11%.

     Stock prices became more volatile during the first three months of 2004, as persistently high unemployment numbers slowed the advance. In March the market was further jolted by the Madrid bombing, and the quarter ended with a gain of 2.23%. In the second quarter, the Russell 3000 added just 1.33%, despite some promising economic data, which included strong corporate profits, record home sales, and a sudden jump in employment numbers.

     Higher valuations had made some stocks less attractive to investors. At the same time, higher interest rates and more expensive petroleum posed a threat to the U.S. recovery and, in turn, to world trade. In fact, during June consumer spending dropped 0.7%. The utilization rate of the nation’s productive capacity also declined to 77.2%, from 77.6% in May—levels substantially below the average level of 81.1% for the years 1972–2003.

     Initial data from the Department of Commerce indicated that the nation’s real Gross Domestic Product had increased at an annual rate of 3.0% in the second quarter, versus a revised figure of 4.5% for the first. At the end of the six-month period, the growth of personal income was running at an annualized rate of 2.4%, trailing the 3.3% inflation rate.

     Against this backdrop of slowing growth and shrinking personal income, it is not surprising that the stock market cooled during the period. As of June 30, the Russell 3000’s return for 2004 was 3.59%, while the World Index posted a gain of 3.52%. Both six-month returns, while a far cry from last year’s advances, are the equivalent of an annual gain of more than 7%.

     Both stock indexes, however, fared better than the domestic bond market. Rising interest rates drove down the price of bonds. The 10-year U.S. Treasury note, which serves as a benchmark for the fixed-income market,

2     2004 Semiannual Report     TIAA Separate Account VA-1

Scott C. Evans
Executive Vice President and
Chief Investment Officer

slipped 4.93% during the second quarter, its largest quarterly drop in a decade. The Lehman Brothers U.S. Aggregate Index, which tracks the performance of the investment-grade fixed-rate bond market in the United States, returned just 0.15% for the six-month period.

     U.S. stock funds posted a net inflow of more than $118 billion during the first half of the year, while taxable bond funds and municipal bond funds each posted net outflows of more than $11 billion, according to data from the Investment Company Institute.

     In tightening markets such as the one we have just experienced, it becomes harder than ever to find stocks that will outperform the market. The Stock Index Account, the underlying investment of the Separate Account VA-1, uses an indexed approach, and this helps explain why its 3.27% return was well ahead of the 2.54% average return of similar variable annuities, as measured by Morningstar’s Large Blend (VA) category.

/s/ Scott C. Evans

Scott C. Evans
Executive Vice
President and Chief
Investment Officer

TIAA Separate Account VA-1     2004 Semiannual Report     3

More Information for Policyholders

Portfolio Listings

The SEC recently approved new rules intended to provide investors with more meaningful information about account performance. Investment companies can now provide listings of the top holdings for each account in their annual and semi-annual reports instead of the complete portfolio listings they provided previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

For the periods ending June 30 and December 31, you can obtain a complete listing of the TIAA Separate Account VA-1’s holdings on Form N-CSR:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov;

•	at the SEC’s Public Reference Room by calling 800 SEC-0330;

•	from TIAA-CREF’s Web Center at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 223-1200 to request a copy, which will be provided free of charge.

     For the periods ending March 31 and September 30, you can obtain a complete listing of the TIAA Separate Account VA-1’s holdings on Form N-Q.

Proxy voting

The Separate Account’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org, by calling us at 800 223-1200 to request a free copy, or on the SEC Web site at www.sec.gov. A report of how the account voted during the 12 months ended June 30, 2004, can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF

Three easy ways to contact us are by e-mail, using the Contact/Help link at the top of our home page, by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206, or by phone at 800 223-1200.

Account management

TIAA Separate Account VA-1 is managed by Teachers Advisors, Inc.’s portfolio management teams, whose members are responsible for the day-to-day operations of the account.

4     2004 Semiannual Report     TIAA Separate Account VA-1

Special Terms

Annuity An annuity is designed for retirement savings or for other long-term goals. It offers several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Benchmark (benchmark index) an index of securities, such as the Russell 3000® Index, used to compare the performance of an investment.

Expense ratio the amount that investors pay for the operation of a variable annuity. The amount is expressed as a percentage of the account’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Peer group a group of variable annuities with a similar objective whose performance is compared with the performance of a single mutual fund or variable annuity.

Relative performance the return of a variable mutual fund annuity in relationship to the return of its benchmark index.

Securities a general name for stocks (also known as “equities”), bonds (also known as “fixed income”), or other investment.

Separate account An account established by a life insurance company, separate from its general account, for the investments in nonguaranteed insurance and annuity products. In contrast, a life insurer’s general account supports products with principal and interest guarantees. Separate accounts are registered with the SEC as investment companies.

Total return the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the account’s holdings.

TIAA Separate Account VA-1     2004 Semiannual Report     5

Important Information about Expenses

TIAA Separate Account VA-1 contractowners incur only one of two potential types of costs.

•	Contractowners incur no transaction costs, including sales charges (loads) on contributions, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

     The example that appears on this page is intended to help you understand your ongoing costs (in dollars) of investing in the account. It is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity contracts using the TIAA Separate Account VA-1. If those fees or expenses were included, the costs would be higher.)

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004.

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.

     Simply divide your beginning accumulation by $1,000 (for example, an $8,600 accumulation divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid” to estimate the expenses you paid during this period.

	Stock Index Account Expense Example
	Starting Account Value	Ending Account Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)
Actual return	$1,000.00	$1,032.70	$3.35
5% annual hypothetical return	$1,000.00	$1,021.66 ‡	$3.34

†	Expenses Paid is based on the account’s actual expense ratio of 0.33% for the period. This was converted into dollars and cents by the following process: The ratio was annualized, multiplied by the average account value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Account Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Account Value shown for the account’s actual return.

6          2004 Semiannual Report     TIAA Separate Account VA-1

DISCLOSURE

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio and an assumed rate of return of 5% per year before expenses—which is not the account’s actual return.

     Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

TIAA Separate Account VA-1     2004 Semiannual Report          7

Stock Index Account     U.S. Stocks

DISCUSSION

Performance in the six months ended June 30, 2004

The Stock Index Account gained 3.27% for the period, trailing the 3.59% return of its benchmark, the Russell 3000® Index, and topping the 2.54% average return of similar variable annuities, as measured by the Morningstar Large Blend (VA) category, which tracked 3,125 variable annuities as of June 30, 2004.

Stocks slow down

After delivering double-digit returns in the fourth quarter of 2003, stocks began to moderate. During the first quarter of 2004, the Russell 3000 gained 2.23%, a modest appreciation that masked a highly volatile trading period. In the second quarter, the Russell 3000 added only 1.33%. The benchmark’s six-month return of 3.59% trailed the 4.56% advance of foreign stocks, as measured by the Morgan Stanley EAFE® Index. Foreign stocks were helped by the strengthening of the pound, euro, and yen against the dollar.

Value stocks and small caps performed best

For the six-month period, value stocks outperformed growth stocks. The Russell 3000 Value Index, which tracks value stocks of all sizes, gained 4.23%, while its growth counterpart, the Russell 3000 Growth Index, returned 2.96%.

     Across companies of various sizes, the small-cap stocks of the Russell 2000® Index increased 6.76%, edging out the Russell Midcap® Index, up 6.67%, and more than doubling the return of the predominantly large-cap Russell 1000® Index, up 3.33%.

     Within the benchmark Russell 3000, industry segment returns ranged from 19.8% for non-petroleum energy companies to –1.7% for the technology sector.

     Among the benchmark’s five largest companies, in terms of market capitalization, the largest gains were by ExxonMobil, General Electric, and Microsoft, which were up 8.3%, 4.6%, and 4.3%, respectively. The largest losses in the group were by Citigroup, which dropped 4.2%, and Pfizer, down 3.0%.

     Although the Stock Index Account attempts to track closely the investment performance of its benchmark index, it does not duplicate the composition of that index. Also, the account’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the account will match that of its index for any period of time.

8          2004 Semiannual Report     TIAA Separate Account VA-1

PERFORMANCE

Investment Objective

Seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index

The Account’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in this index.

Performance as of 6/30/2004

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]
Stock Index Account	19.57%	–1.42%	10.88%	3.27%	–6.91%	171.45%
Benchmark:
Russell 3000 Index[2]	20.46	–1.07	11.30	3.59	–5.24	181.51

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

[1]	Inception date: 11/1/1994

[2]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets
Large: Over $5 billion	80.26
Middle: $1 billion–$5 billion	14.72
Small: Under $1 billion	5.02

Total	100.00

Account Facts

Inception Date	11/1/1994
Net Assets (6/30/2004)	$860.73 million

TIAA Separate Account VA-1     2004 Semiannual Report          9

Stock Index Account     U.S. Stocks

PERFORMANCE

$10,000 Since 11/1/94 Inception

An investment of $10,000 in this account on November 1, 1994, would have grown to $27,145 as of June 30, 2004. For the purpose of comparison, the graph also shows the change in the account’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 21.46%, for the quarter ended December 31, 1998.
Worst quarter: –17.24%, for the quarter ended September 30, 2002.

*	Partial year

10          2004 Semiannual Report     TIAA Separate Account VA-1

Stock Index Account  Top Holdings as of June 30, 2004 (Unaudited)

		VALUE	% of NET
ISSUER	SHARES	(000)	ASSETS

CORPORATE BONDS
HOLDING AND OTHER INVESTMENT OFFICES		$39	0.01%

REAL ESTATE		1	0.00

TOTAL CORPORATE BONDS	(Cost $11)	40	0.01

COMPANY

PREFERRED STOCKS
ELECTRIC, GAS, AND SANITARY SERVICES		7	0.00

PRIMARY METAL INDUSTRIES		0	0.00

TOTAL PREFERRED STOCKS	(Cost $25)	7	0.00

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS		64	0.01

AGRICULTURAL PRODUCTION-LIVESTOCK		13	0.00

AMUSEMENT AND RECREATION SERVICES		1,579	0.18

APPAREL AND ACCESSORY STORES		5,382	0.63

APPAREL AND OTHER TEXTILE PRODUCTS		1,651	0.19

AUTO REPAIR, SERVICES AND PARKING		334	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS		1,507	0.18

BUILDING MATERIALS AND GARDEN SUPPLIES
HomeDepot, Inc	155,833	5,485	0.64
Other Securities		3,301	0.38

TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		8,786	1.02

BUSINESS SERVICES
Microsoft Corp	636,274	18,172	2.11
* Oracle Corp	262,518	3,132	0.36
Other Securities		39,583	4.60

TOTAL BUSINESS SERVICES		60,887	7.07

CHEMICALS AND ALLIED PRODUCTS
Abbott Laboratories	108,411	4,419	0.51
* Amgen, Inc	89,192	4,867	0.57
Bristol-Myers Squibb Co	135,150	3,311	0.38
Du Pont (E.I.) de Nemours & Co	69,526	3,088	0.36
Lilly (Eli) & Co	67,753	4,737	0.55
Merck & Co, Inc	154,456	7,337	0.85
Pfizer, Inc	530,390	18,182	2.11
Procter & Gamble Co	178,679	9,727	1.13
Wyeth	92,689	3,352	0.39
Other Securities		36,018	4.19

TOTAL CHEMICALS AND ALLIED PRODUCTS		95,038	11.04

COAL MINING		762	0.09

TIAA Separate Account VA-1 2004 Semiannual Report    11
SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Account Top Holdings as of June 30, 2004 (Unaudited)	continued

		VALUE	% of NET
COMPANY	SHARES	(000)	ASSETS

COMMUNICATIONS
BellSouth Corp	127,504	$3,343	0.39%
SBC Communications, Inc	230,205	5,582	0.65
Verizon Communications, Inc	192,561	6,969	0.81
Viacom, Inc (Class B)	98,978	3,535	0.41
Other Securities		24,068	2.79

TOTAL COMMUNICATIONS		43,497	5.05

DEPOSITORY INSTITUTIONS
Bank Of America Corp	141,714	11,992	1.39
Bank One Corp	78,852	4,021	0.47
Citigroup, Inc	359,403	16,712	1.94
* Citigroup, Inc (Litigation Wts)	3,400	3	0.00
J.P. Morgan Chase & Co	143,596	5,567	0.65
U.S. Bancorp	133,233	3,672	0.43
Wachovia Corp	90,556	4,030	0.47
Wells Fargo & Co	117,300	6,713	0.78
Other Securities		34,426	3.99

TOTAL DEPOSITORY INSTITUTIONS		87,136	10.12

EATING AND DRINKING PLACES		5,630	0.65

EDUCATIONAL SERVICES		2,038	0.24

ELECTRIC, GAS, AND SANITARY SERVICES		29,295	3.40

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
General Electric Co	732,326	23,727	2.76
Intel Corp	449,584	12,409	1.44
Qualcomm, Inc	55,859	4,077	0.47
Other Securities		30,317	3.52

TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		70,530	8.19

ENGINEERING AND MANAGEMENT SERVICES		7,469	0.87

FABRICATED METAL PRODUCTS		6,079	0.71

FOOD AND KINDRED PRODUCTS
Coca-Cola Co	146,615	7,401	0.86
PepsiCo, Inc	118,653	6,393	0.74
Other Securities		14,885	1.73

TOTAL FOOD AND KINDRED PRODUCTS		28,679	3.33

FOOD STORES		4,268	0.50

FORESTRY
Weyerhaeuser Co	15,586	984	0.11

TOTAL FORESTRY		984	0.11

FURNITURE AND FIXTURES		2,774	0.32

FURNITURE AND HOMEFURNISHINGS STORES		2,902	0.34

GENERAL BUILDING CONTRACTORS		2,980	0.35

12    2004 Semiannual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Account Top Holdings as of June 30, 2004 (Unaudited)	continued

		VALUE	% of NET
COMPANY	SHARES	(000)	ASSETS

GENERAL MERCHANDISE STORES
Wal-Mart Stores, Inc	178,268	$9,405	1.09%
Other Securities		9,522	1.11

TOTAL GENERAL MERCHANDISE STORES		18,927	2.20

HEALTH SERVICES		7,347	0.85

HEAVY CONSTRUCTION, EXCEPT BUILDING		69	0.01

HOLDING AND OTHER INVESTMENT OFFICES		22,382	2.60

HOTELS AND OTHER LODGING PLACES		2,733	0.32

INDUSTRIAL MACHINERY AND EQUIPMENT
3M Co	54,364	4,893	0.57
* Cisco Systems, Inc	469,984	11,139	1.29
* Dell, Inc	174,759	6,260	0.73
Hewlett-Packard Co	214,146	4,518	0.52
International Business Machines Corp	116,676	10,285	1.19
Other Securities		24,607	2.87

TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		61,702	7.17

INSTRUMENTS AND RELATED PRODUCTS
Medtronic, Inc	84,259	4,105	0.48
Other Securities		23,049	2.67

TOTAL INSTRUMENTS AND RELATED PRODUCTS		27,154	3.15

INSURANCE AGENTS, BROKERS AND SERVICE		3,566	0.41

INSURANCE CARRIERS
American International Group, Inc	159,721	11,385	1.32
Other Securities		30,647	3.56

TOTAL INSURANCE CARRIERS		42,032	4.88

JUSTICE, PUBLIC ORDER AND SAFETY		12	0.00

LEATHER AND LEATHER PRODUCTS		877	0.10

LEGAL SERVICES		22	0.00

LOCAL AND INTERURBAN PASSENGER TRANSIT		94	0.01

LUMBER AND WOOD PRODUCTS		955	0.11

METAL MINING		2,197	0.26

MISCELLANEOUS MANUFACTURING INDUSTRIES		1,354	0.16

MISCELLANEOUS RETAIL
* eBay, Inc	35,609	3,274	0.38
Other Securities		9,169	1.07

TOTAL MISCELLANEOUS RETAIL		12,443	1.45

TIAA Separate Account VA-1 2004 Semiannual Report    13
SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Account Top Holdings as of June 30, 2004 (Unaudited)	continued

		VALUE	% of NET
COMPANY	SHARES	(000)	ASSETS

MOTION PICTURES
* Time Warner, Inc	305,477	$5,370	0.62%
Walt Disney Co	144,333	3,679	0.43
Other Securities		2,216	0.26

TOTAL MOTION PICTURES		11,265	1.31

NONDEPOSITORY INSTITUTIONS
American Express Co	78,431	4,030	0.47
Fannie Mae	67,559	4,821	0.56
Freddie Mac	48,547	3,073	0.36
Other Securities		7,770	0.90

TOTAL NONDEPOSITORY INSTITUTIONS		19,694	2.29

NONMETALLIC MINERALS, EXCEPT FUELS		356	0.04

OIL AND GAS EXTRACTION		14,074	1.64

PAPER AND ALLIED PRODUCTS		6,426	0.75

PERSONAL SERVICES		1,577	0.18

PETROLEUM AND COAL PRODUCTS
ChevronTexaco Corp	74,378	7,000	0.81
ConocoPhillips	48,223	3,679	0.43
ExxonMobil Corp	454,591	20,188	2.35
Other Securities		2,802	0.32

TOTAL PETROLEUM AND COAL PRODUCTS		33,669	3.91

PRIMARY METAL INDUSTRIES		4,792	0.56

PRINTING AND PUBLISHING		7,213	0.84

RAILROAD TRANSPORTATION		3,375	0.39

REAL ESTATE		644	0.07

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS		2,052	0.24

SECURITY AND COMMODITY BROKERS
Merrill Lynch & Co, Inc	65,812	3,553	0.41
Morgan Stanley	75,589	3,989	0.46
Other Securities		9,057	1.06

TOTAL SECURITY AND COMMODITY BROKERS		16,599	1.93

SOCIAL SERVICES		64	0.01

SPECIAL TRADE CONTRACTORS		280	0.03

STONE, CLAY, AND GLASS PRODUCTS		1,886	0.22

TOBACCO PRODUCTS
Altria Group, Inc	142,549	7,135	0.83
Other Securities		1,059	0.12

TOTAL TOBACCO PRODUCTS		8,194	0.95

14    2004 Semiannual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Account Top Holdings as of June 30, 2004 (Unaudited)	concluded

		VALUE	% of NET
COMPANY	SHARES	(000)	ASSETS

TRANSPORTATION BY AIR		$3,508	0.41%

TRANSPORTATION EQUIPMENT
United Technologies Corp	36,209	3,312	0.38
Other Securities		19,175	2.23

TOTAL TRANSPORTATION EQUIPMENT		22,487	2.61

TRANSPORTATION SERVICES		1,114	0.13

TRUCKING AND WAREHOUSING		3,963	0.46

WATER TRANSPORTATION		263	0.03

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson	206,344	11,493	1.34
Other Securities		3,888	0.45

TOTAL WHOLESALE TRADE-DURABLE GOODS		15,381	1.79

WHOLESALE TRADE-NONDURABLE GOODS		6,868	0.80

TOTAL COMMON STOCKS	(Cost $716,293)	859,874	99.90

TOTAL PORTFOLIO	(Cost $716,329)	859,921	99.91
OTHER ASSETS & LIABILITIES, NET		814	0.09

NET ASSETS		$860,735	100.00%

*	Non-income producing

Restricted securities held by the Account are as follows:

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST

National Health Investors, Inc.	01/01/01	$10,000
Priority Healthcare Corp (Class A)	01/04/99	1,148
Wiltel Communication Group, Inc.	12/04/03	0

		$11,148

For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

TIAA Separate Account VA-1 2004 Semiannual Report    15
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)

Stock Index Account

June 30, 2004

(amounts in thousands, except amount per accumulation unit)

ASSETS
Portfolio investments, at cost	$716,329

Portfolio investments, at value (including securities loaned of $6)	859,921
Cash	66
Dividends and interest receivable	849
Receivable from securities transactions	2,495

Total assets	863,331

LIABILITIES
Deposits for securities loaned—Note 3	6
Amount due to banks	21
Payable for securities transactions	2,365
Amounts due to TIAA and related entities	204

Total liabilities	2,596

NET ASSETS
Accumulation Fund	$860,735

Accumulation units outstanding—Notes 4 and 5	12,275

Net asset value per accumulation unit—Note 4	$70.12

16    2004 Semiannual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations (Unaudited)

Stock Index Account

Six Months Ended June 30, 2004

(amounts in thousands)

INVESTMENT INCOME
Income:
Interest	$137
Dividends	6,891

Total income	7,028

Expenses—Note 2:
Investment advisory charges	1,274
Administrative expenses	850
Mortality and expense risk charges	1,699

Total expenses before waiver	3,823
Investment advisory charges waived	(977)

Net expenses	2,846

Investment income—net	4,182

REALIZED AND UNREALIZED GAIN ON INVESTMENTS—Note 3
Net realized gain on investments	203
Net change in unrealized appreciation on investments	22,584

Net realized and unrealized gain on investments	22,787

Net increase in net assets resulting from operations	$26,969

TIAA Separate Account VA-1 2004 Semiannual Report    17
SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Stock Index Account

	Six Months	Year Ended
	Ended	December 31,
(amounts in thousands)	June 30, 2004	2003

	(Unaudited)
FROM OPERATIONS
Investment income—net	$4,182	$8,638
Net realized gain (loss) on investments	203	(5,659)
Net change in unrealized appreciation on investments	22,584	183,380

Net increase in net assets resulting from operations	26,969	186,359

FROM CONTRACTOWNER TRANSACTIONS
Premiums	19,139	33,152
Net contractowner transfers from fixed account	7,030	15,657
Withdrawals and death benefits	(19,150)	(23,274)

Net increase in net assets resulting from contractowner transactions	7,019	25,535

Net increase in net assets	33,988	211,894
NET ASSETS
Beginning of year	826,747	614,853

End of period	$860,735	$826,747

18    2004 Semiannual Report TIAA Separate Account VA-1
SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements

Note 1—Significant Accounting Policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of Investments. Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the official closing price. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Money market instruments are valued based on the most recent bid price or the equivalent quoted yield for such securities, or are derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Management Committee if events that have a significant effect on their value occur between the time their price is determined and the time the Account’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the specific identification method.

Securities Lending. The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any

TIAA Separate Account VA-1 2004 Semiannual Report    19

Notes to Financial Statements (continued)

change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Federal Income Taxes. Based on provisions of the Internal Revenue Code, no federal income taxes are attributable to the net investment experience of the Account.

Note 2—Management Agreements

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”), also a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.40% of the net assets of the Account (prior to July 1, 2003, this daily charge was 0.10%).

Note 3—Investments

At June 30, 2004, the net unrealized appreciation on investments was $143,591,888, consisting of gross unrealized appreciation of $241,122,532 and gross unrealized depreciation of $97,530,644.

At June 30, 2004, the market value of securities loaned was $5,946 and cash collateral received was $6,380.

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 2004, were $38,474,505 and $25,837,412, respectively.

20    2004 Semiannual Report TIAA Separate Account VA-1

Notes to Financial Statements (continued)

Note 4—Condensed Financial Information

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

	Six Months	Years Ended December 31,
	Ended
	June 30, 2004(a)	2003	2002	2001	2000	1999

	(Unaudited)
Per Accumulation Unit data:
Investment income	$.570	$1.041	$.965	$.916	$.966	$.961
Expenses	.231	.310	.218	.253	.301	.270

Investment income—net	.339	.731	.747	.663	.665	.691
Net realized and unrealized gain (loss) on investments	1.882	15.066	(15.200)	(9.499)	(7.024)	13.051

Net increase (decrease) in Accumulation Unit Value	2.221	15.797	(14.453)	(8.836)	(6.359)	13.742
Accumulation Unit Value:
Beginning of year	67.900	52.103	66.556	75.392	81.751	68.009

End of period	$70.121	$67.900	$52.103	$66.556	$75.392	$81.751

Total return	3.27%	30.32%	(21.72% )	(11.72% )	(7.78% )	20.21%
Ratio of expense to average net assets before expense waiver	0.45%	0.76%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets after expense waiver	0.33%	0.53%	0.37%	0.37%	0.37%	0.37%
Ratio of net investment income to average net assets	0.49%	1.26%	1.27%	0.97%	0.82%	0.95%
Portfolio turnover rate	3.05%	4.14%	5.33%	9.86%	20.68%	37.93%
Thousands of Accumulation Units outstanding at end of period	12,275	12,176	11,801	12,517	13,147	12,630

(a)	The percentages shown for this period are not annualized.
TIAA Separate Account VA-1 2004 Semiannual Report    21

Notes to Financial Statements (concluded)

Note 5—Accumulation Units

Changes in the number of Accumulation Units outstanding were as follows:

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2004	2003

	(Unaudited)
Accumulation Units:
Credited for premiums	276,511	559,438
Cancelled for transfers and disbursements	(177,429)	(184,337)
Outstanding:
Beginning of year	12,175,875	11,800,774

End of period	12,274,957	12,175,875

Note 6—Line of Credit

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the six months ended June 30, 2004, the Account did not borrow under this facility.

22    2004 Semiannual Report TIAA Separate Account VA-1

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TIAA Separate Account VA-1 2004 Semiannual Report    23

Management

Current TIAA Separate Account VA-1 Management Committee Members and Executive Officers

Disinterested Members

		Position(s) Held	Term of Office and
Name and Address	Age	with Account	Length of Time Served

WILLARD T. CARLETON 4915 Camino Antonio Tucson, AZ 85718-6005	70	Member	Indefinite term. Member since 2001.

MARTIN J. GRUBER New York University Stern School of Business Henry Kaufman Management Education Center 44 West 4th Street, Suite 988 New York, NY 10012	66	Chairman of the Management Committee	Indefinite term. Member since 2001.

NANCY L. JACOB Windermere Investment Associates 121 S.W. Morrison Street Suite 925 Portland, OR 97204	61	Member	Indefinite term. Member since 2001.

BEVIS LONGSTRETH Debevoise & Plimpton 919 Third Avenue New York, NY 10022-6225	70	Member	Indefinite term. Member since 2001.

BRIDGET A. MACASKILL 160 East 81st Street New York, NY 10028	55	Member	Indefinite term. Member since 2003.

24    2004 Semiannual Report TIAA Separate Account VA-1

	Number of
	Portfolios in
	Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Member	Held by Member

Donald R. Diamond Professor of Finance Emeritus, University of Arizona, College of Business and Public Administration. Formerly, Donald R. Diamond Professor of Finance, University of Arizona, 1999- 2001, and Karl L. Eller Professor of Finance, University of Arizona, 1984-1999. Trustee of TIAA, 1984-2003.	53	None

Nomura Professor of Finance, New York University, Stern School of Business. Formerly, Chairman, Department of Finance, New York University, Stern School of Business, and Trustee of TIAA, 1996- 2000.	53	Director, Scudder Investments (New York) Funds, Japan Equity Fund, Inc., Singapore Fund, Inc., and the Thai Capital Fund, Inc.

President and Managing Principal, Windermere Investment Associates. Formerly, Chairman and Chief Executive Officer, CTC Consulting, Inc., and Executive Vice President, U.S. Trust of the Pacific Northwest.	53	None

Retired Partner, Debevoise & Plimpton. Formerly, Partner and Of Counsel of Debevoise & Plimpton, Adjunct Professor at Columbia University School of Law and Commissioner of the U.S. Securities and Exchange Commission.	53	Member of the Board of Directors of AMVESCAP, PLC and Chairman of the Finance Committee of the Rockefeller Family Fund.

Formerly, Chairman, Oppenheimer Funds, Inc., 2000- 2001. Chief Executive Officer, 1995-2001; President, 1991-2000; and Chief Operating Officer, 1989-1995 of that firm.	53	Director, J Sainsbury plc and Prudential plc. International Advisory Board, British-American Business Council.

TIAA Separate Account VA-1 2004 Semiannual Report    25

Disinterested Members (continued)

		Position(s) Held	Term of Office and
Name and Address	Age	with Account	Length of Time Served

STEPHEN A. ROSS Sloan School of Management Massachusetts Institute of Technology 77 Massachusetts Avenue Cambridge, MA 02139	60	Member	Indefinite term. Member since 2001.

MACEO K. SLOAN NCM Capital Management Group, Inc. 103 West Main Street, Suite 400 Durham, NC 27701-3638	54	Member	Indefinite term. Member since 2001.

AHMED H. ZEWAIL California Institute of Technology Arthur Amos Noyes Laboratory of Chemical Physics Mail Code 127-72 1200 East California Boulevard Pasadena, CA 91125	58	Trustee	Indefinite Trustee since 2004.

A disinterested member is one who is independent, generally with no relationship to TIAA-CREF, the funds, or the accounts they oversee, apart from personal investments they have made as private individuals.

Executive Officers

		Position(s) Held	Term of Office and
Name and Address	Age	with Account	Length of Time Served

HERBERT M. ALLISON, JR. TIAA-CREF 730 Third Avenue New York, NY 10017-3206	60	President and Chief Executive Officer	Indefinite term. President and Chief Executive Officer since 2002.

GARY CHINERY TIAA-CREF 730 Third Avenue New York, NY 10017-3206	54	Vice President and Treasurer	Indefinite term. Vice President and Treasurer since 2004.

26    2004 Semiannual Report TIAA Separate Account VA-1

	Number of
	Portfolios in
	Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Member	Held by Member

Franco Modigliani Professor of Finance and Economics, Sloan School of Management, Massachusetts Institute of Technology, Co-Chairman, Roll & Ross Asset Management Corp. Formerly, Sterling Professor of Economics and Finance, Yale School of Management, Yale University.	53	Director, Freddie Mac; Co-Chairman, Roll & Ross Asset Management Corp.; and Principal, IV Capital, Ltd.

Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc., and Chairman and Chief Executive Officer, NCM Capital Management Group, Inc., since 1991.	53	Director, SCANA Corporation and M&F Bancorp, Inc.

Linus Pauling Professor of Chemistry and Professor of Physics, Caltech; and Director, NSF Laboratory for Molecular Sciences (LMS), Caltech	53	None

Number of
Portfolios in
Fund Complex
Principal Occupation(s)	Overseen by
During Past 5 Years	Officer

Chairman, President and Chief Executive Officer of TIAA.
President and Chief Executive Officer of CREF, TIAA-CREF
Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-
CREF Life Funds and TIAA Separate Account VA-1 (these funds
are collectively referred to as the “TIAA-CREF Funds”).
Formerly, President and Chief Executive Officer of Alliance for
LifeLong Learning, Inc., 2000-2002. President, Chief Operating
Officer and Member of the Board of Directors of Merrill
Lynch & Co., Inc., 1997-1999.	N/A

Vice President of TIAA and Treasurer of TIAA and the TIAA-CREF Funds.	N/A

TIAA Separate Account VA-1 2004 Semiannual Report    27

Executive Officers (continued)

		Position(s) Held	Term of Office and
Name and Address	Age	with Account	Length of Time Served

SCOTT C. EVANS TIAA-CREF 730 Third Avenue New York, NY 10017-3206	45	Executive Vice President	Indefinite term. Executive Vice President since 1998. Chief Investment Officer 2004.

I. STEVEN GOLDSTEIN TIAA-CREF 730 Third Avenue New York, NY 10017-3206	51	Executive Vice President	Indefinite term. Executive Vice President since 2003.

E. LAVERNE JONES TIAA-CREF 730 Third Avenue New York, NY 10017-3206	55	Vice President and Corporate Secretary	Indefinite term. Vice President and Corporate Secretary since 2001.

SUSAN S. KOZIK TIAA-CREF 730 Third Avenue New York, NY 10017-3206	46	Executive Vice President	Indefinite term. Executive Vice President since 2003.

GEORGE W. MADISON TIAA-CREF 730 Third Avenue New York, NY 10017-3206	50	Executive Vice President	Indefinite term. Executive Vice President since 2003.

ERWIN W. MARTENS TIAA-CREF 730 Third Avenue New York, NY 10017-3206	48	Executive Vice President	Indefinite term. Executive Vice President since 2003.

28    2004 Semiannual Report TIAA Separate Account VA-1

Number of
Portfolios in
Fund Complex
Principal Occupation(s)	Overseen by
During Past 5 Years	Officer

Executive Vice President of TIAA and the TIAA-CREF
Funds. Executive Vice President of TIAA-CREF Investment
Management, LLC (“Investment Management”) and
Teachers Advisors, Inc. (“Advisors”) and Director of
TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).	N/A

Executive Vice President, Public Affairs, of TIAA and the
TIAA-CREF Funds. Formerly, Advisor for McKinsey &
Company, 2003; Vice President, Corporate
Communications for Dow Jones & Co. and The Wall Street
Journal, 2001-2002; and Senior Vice President and Chief
Communications Officer for Insurance Information
Institute, 1993-2001.	N/A

Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds.	N/A

Executive Vice President and Chief Technology Officer of
TIAA and the TIAA-CREF Funds. Formerly, Vice President of
IT Operations and Services, Lucent Technologies, 2000-
2003; and Senior Vice President and Chief Technology
Officer, Penn Mutual Life Insurance Company, 1997-2000.	N/A

Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds. Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated.	N/A

Executive Vice President, Risk Management,
of TIAA and the TIAA-CREF Funds. Formerly, Managing
Director and Chief Risk Officer, Putnam Investments,
1999-2003; and Head and Deputy Head of Global Market
Risk Management, 1997-1999.	N/A

TIAA Separate Account VA-1 2004 Semiannual Report    29

Executive Officers (continued)

		Position(s) Held	Term of Office and
Name and Address	Age	with Account	Length of Time Served

ELIZABETH A. MONRAD TIAA-CREF 730 Third Avenue New York, NY 10017-3206	49	Executive Vice President	Indefinite term. Executive Vice President since 2003.

FRANCES NOLAN TIAA-CREF 730 Third Avenue New York, NY 10017-3206	46	Executive Vice President	Indefinite term. Executive Vice President since 2001.

DERMOT J. O’BRIEN TIAA-CREF 730 Third Avenue New York, NY 10017-3206	38	Executive Vice President	Indefinite term. Executive Vice President since 2003.

BERTRAM L. SCOTT TIAA-CREF 730 Third Avenue New York, NY 10017-3206	52	Executive Vice President	Indefinite term. Executive Vice President since 2001.

JOHN A. SOMERS TIAA-CREF 730 Third Avenue New York, NY 10017-3206	60	Executive Vice President	Indefinite term. Executive Vice President since 1998.

The aggregate member fees paid by TIAA Separate Account VA-1 for the year ended December 31, 2003 were $6,388.

The account’s Statement of Additional Information (SAI) includes additional information about the fund’s directors and is available, without charge, upon request, by calling toll free 877 518-9161.

30    2004 Semiannual Report TIAA Separate Account VA-1

Number of
Portfolios in
Fund Complex
Principal Occupation(s)	Overseen by
During Past 5 Years	Officer

Executive Vice President and Chief Financial Officer of
TIAA and the TIAA-CREF Funds. Formerly, Chief Financial
Officer and Senior Vice President of General Cologne Re
(2000-2003), Chief Financial Officer of its North
American Reinsurance Operations (1997-2000) and
Corporate Treasurer.	N/A

Executive Vice President, Client Services, of TIAA and
the TIAA-CREF Funds. Formerly, Executive Vice President,
Retirement Services, CREF and TIAA, 2000-2003; Vice
President, Eastern Division, 1994-2000.	N/A

Executive Vice President, Human Resources, of TIAA and
the TIAA-CREF Funds. Formerly, First Vice President and
Head of Human Resources, International Private Client
Division, Merrill Lynch & Co., 1999-Feb. 2003; and Vice
President and Head of Human Resources—Japan
Morgan Stanley, 1998-1999.	N/A

Executive Vice President, Product Management, of TIAA
and the TIAA-CREF Funds. Chairman of the Board,
President and Chief Executive Officer of TIAA-CREF Life.
Formerly, President and Chief Executive Officer, Horizon
Mercy, 1996-2000.	N/A

Executive Vice President of TIAA and the TIAA-CREF Funds. Executive Vice President of Investment Management and Advisors and Director of TIAA-CREF Life.	N/A

TIAA Separate Account VA-1 2004 Semiannual Report    31

Information

TIAA-CREF Web Center

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA-CREF.org
24 hours a day, 7 days a week

Telephone Counseling Center

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

Planning and Service Center

TIAA-CREF Mutual Funds, after-tax annuities, and life insurance

800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

Automated Telephone Service

Account performance, personal account information and transactions, and product information

800 842-2252
24 hours a day, 7 days a week

For Hearing- or Speech-Impaired Participants

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving, and endowment management

888 842-9001
8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF Tuition Financing, Inc.

Tuition financing programs

888 381-8283
8 a.m. to 11 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. This report must be accompanied or preceded by a current prospectus. You should consider the investment objectives, risks, charges, and expenses carefully before investing. Please call 800 223-1200 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value, and are not bank guaranteed.

©2004 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

730 Third Avenue New York NY 10017-3206

Sign up for electronic delivery at
tiaa-cref.org/howto/edelivery.html

Printed on recycled paper

C32108	A10938 08/04

Item 2. Code of Ethics.

     During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 6. Statement of Investments.

TIAA Stock Index Account

TIAA STOCK INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2004

PRINCIPAL/SHARES			VALUE (000)
CORPORATE BONDS - 0.01%
HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
$10,000	f*	National Health Investors, Inc 9.000%, 01/01/06	$39

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	39

REAL ESTATE - 0.00%
1,000	*	Brookfield Homes Corp 12.000%, 06/30/20	1

		TOTAL REAL ESTATE	1

		TOTAL CORPORATE BONDS (Cost $11)	40

PREFERRED STOCKS - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
2,809	*	NiSource, Inc (Sails)	7

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7

PRIMARY METAL INDUSTRIES - 0.00%
25,150	*	SUPERIOR TRUST I	0

		TOTAL PRIMARY METAL INDUSTRIES	0

		TOTAL PREFERRED STOCKS (Cost $25)	7

COMMON STOCKS - 99.90%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
246		Alico, Inc	10
2,443		Delta & Pine Land Co	54

		TOTAL AGRICULTURAL PRODUCTION-CROPS	64

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
26		Seaboard Corp	13

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	13

AMUSEMENT AND RECREATION SERVICES - 0.18%
3,321	*	Alliance Gaming Corp	57
1,792	*	Argosy Gaming Co	67
2,464	*	Aztar Corp	69
20,455	*	Caesars Entertainment, Inc	307
433		Churchill Downs, Inc	18
700		Dover Downs Gaming & Entertainment, Inc	8
1,000		Dover Motorsport, Inc	4
2,119	*	Gaylord Entertainment Co	67
7,708		Harrah’s Entertainment, Inc	417
2,182		International Speedway Corp (Class A)	106
1,142	*	Isle Of Capri Casinos, Inc	20
1,065	*	Lakes Entertainment, Inc	12
3,185	*	Magna Entertainment Corp (Class A)	19
1,437	*	MTR Gaming Group, Inc	16
1,472	*	Multimedia Games, Inc	39
519	*	Nevada Gold & Casinos, Inc	7
2,071	*	Penn National Gaming, Inc	69
6,211	*	Six Flags, Inc	45
1,000		Speedway Motorsports, Inc	33
2,946		Station Casinos, Inc	143
1,562	*	WMS Industries, Inc	47
717		World Wrestling Federation Entertainment, Inc	9

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,579

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
APPAREL AND ACCESSORY STORES - 0.63%
6,633		Abercrombie & Fitch Co (Class A)	257
3,853	*	Aeropostale, Inc	104
3,634	*	American Eagle Outfitters, Inc	105
4,599	*	AnnTaylor Stores Corp	133
450	*	Bebe Stores, Inc	9
500		Buckle, Inc	14
1,286		Burlington Coat Factory Warehouse Corp	25
664	*	Cache, Inc	9
457	*	Carter’s, Inc	13
2,400	*	Casual Male Retail Group, Inc	18
1,052		Cato Corp (Class A)	24
806	*	Charlotte Russe Holding, Inc	17
7,700	*	Charming Shoppes, Inc	69
6,171	*	Chico’s FAS, Inc	279
1,177	*	Children’s Place Retail Stores, Inc	28
2,494		Christopher & Banks Corp	44
6,119		Claire’s Stores, Inc	133
1,500	*	Dress Barn, Inc	26
1,352	*	Finish Line, Inc (Class A)	41
10,006		Foot Locker, Inc	244
1,400	b*	Footstar, Inc	8
44,894		Gap, Inc	1,089
1,554	*	Genesco, Inc	37
1,138		Goody’s Family Clothing, Inc	12
2,122	*	Gymboree Corp	33
3,354	*	Hot Topic, Inc	69
1,184	*	Jo-Ann Stores, Inc	35
448	*	JOS A. Bank Clothiers, Inc	14
31,216		Limited Brands, Inc	584
6,514		Nordstrom, Inc	278
739		Oshkosh B’gosh, Inc (Class A)	18
5,329	*	Pacific Sunwear Of California, Inc	104
4,638	*	Payless Shoesource, Inc	69
10,792		Ross Stores, Inc	289
517	*	Shoe Carnival, Inc	8
1,437	*	Stage Stores, Inc	54
1,800		Talbots, Inc	70
36,263		TJX Cos, Inc	875
2,439	*	Too, Inc	41
1,691	*	Urban Outfitters, Inc	103

		TOTAL APPAREL AND ACCESSORY STORES	5,382

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
2,663	*	Collins & Aikman Corp	15
904	*	Columbia Sportswear Co	49
1,418	*	DHB Industries, Inc	22
1,036	*	Guess?, Inc	17
1,589	*	Hartmarx Corp	10
8,460		Jones Apparel Group, Inc	334
2,000		Kellwood Co	87
7,265		Liz Claiborne, Inc	261
3,500	*	Mohawk Industries, Inc	257
874		Oxford Industries, Inc	38
1,700		Phillips-Van Heusen Corp	33
2,909		Polo Ralph Lauren Corp	100
3,806	*	Quiksilver, Inc	91
5,532		VF Corp	269
3,191	*	Warnaco Group, Inc	68

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,651

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)

AUTO REPAIR, SERVICES AND PARKING - 0.04%
646	*	Amerco, Inc	15
1,250		Central Parking Corp	23
1,736	*	Dollar Thrifty Automotive Group, Inc	48
1,626	*	Exide Technologies	33
1,073	*	Midas, Inc	19
582	*	Monro Muffler Brake, Inc	14
4,547		Ryder System, Inc	182

		TOTAL AUTO REPAIR, SERVICES AND PARKING	334

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
5,154	*	Advance Auto Parts	228
273	*	America’s Car Mart, Inc	8
1,053	*	Asbury Automotive Group, Inc	16
12,420	*	Autonation, Inc	212
4,556	*	Autozone, Inc	365
7,418	*	Carmax, Inc	162
4,822	*	Copart, Inc	129
3,233	*	CSK Auto Corp	55
1,297	*	Group 1 Automotive, Inc	43
1,061		Lithia Motors, Inc (Class A)	26
809	*	MarineMax, Inc	23
3,061	*	O’Reilly Automotive, Inc	138
405	*	Rush Enterprises, Inc	5
1,793		Sonic Automotive, Inc	40
1,214		United Auto Group, Inc	37
744	*	West Marine, Inc	20

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,507

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.02%
878		Building Materials Holding Corp	17
1,029	*	Central Garden & Pet Co	37
4,181		Fastenal Co	238
155,833		Home Depot, Inc	5,485
7,563		Louisiana-Pacific Corp	179
53,849		Lowe’s Cos	2,830

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,786

BUSINESS SERVICES - 7.07%
1,510	*	24/7 Real Media, Inc	8
27,132	*	3Com Corp	170
1,757		Aaron Rents, Inc	58
2,600		ABM Industries, Inc	51
2,500	*	ActivCard Corp	18
9,084	*	Activision, Inc	144
3,595	*	Actuate Corp	14
5,409		Acxiom Corp	134
1,377	*	Administaff, Inc	23
16,467		Adobe Systems, Inc	766
2,172	*	Advent Software, Inc	39
2,039		Advo, Inc	67
7,880	*	Affiliated Computer Services, Inc (Class A)	417
3,625	*	Agile Software Corp	32
7,418	*	Akamai Technologies, Inc	133
3,113	*	Alliance Data Systems Corp	132
1,445	*	Altiris, Inc	40
1,337	*	AMN Healthcare Services, Inc	20
436	*	Ansoft Corp	7
1,047	*	Ansys, Inc	49

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
1,874	*	Anteon International Corp	61
3,300	*	Aquantive, Inc	33
2,100	*	Arbitron, Inc	77
19,021	*	Ariba, Inc	38
1,984	*	Armor Holdings, Inc	67
4,096	*	Ascential Software Corp	65
2,453	*	Asiainfo Holdings, Inc	13
3,322	*	Ask Jeeves, Inc	130
4,000	*	Aspect Communications Corp	57
2,555	*	Aspen Technology, Inc	19
546	*	Asset Acceptance Capital Corp	9
2,373	*	At Road, Inc	18
403	*	Atari, Inc	1
2,886	*	Autobytel, Inc	26
8,167		Autodesk, Inc	350
42,019		Automatic Data Processing, Inc	1,760
25,646	*	BEA Systems, Inc	211
8,366	*	Bisys Group, Inc	118
623	*	Blue Coat Systems, Inc	21
16,380	*	BMC Software, Inc	303
5,613	*	Borland Software Corp	48
1,224		Brady Corp (Class A)	56
3,945		Brink’s Co	135
18,512	*	Brocade Communications Systems, Inc	111
2,196	*	CACI International, Inc (Class A)	89
19,038	*	Cadence Design Systems, Inc	279
2,233	*	Captaris, Inc	14
1,406	*	Carreker Corp	14
3,624	*	Catalina Marketing Corp	66
882	*	CCC Information Services Group, Inc	15
900		CDI Corp	31
71,673		Cendant Corp	1,755
10,128	*	Ceridian Corp	228
1,892	*	Cerner Corp	84
4,279		Certegy, Inc	166
5,652	*	Checkfree Corp	170
5,808	*	ChoicePoint, Inc	265
4,981	*	Chordiant Software, Inc	23
3,700	*	Ciber, Inc	30
11,523	*	Citrix Systems, Inc	235
920	*	Clarus Corp	11
26,192	*	CMGI, Inc	51
8,863	*	CNET Networks, Inc	98
10,080	*	Cognizant Technology Solutions Corp	256
32,833		Computer Associates International, Inc	921
416		Computer Programs & Systems, Inc	8
12,477	*	Computer Sciences Corp	579
26,775	*	Compuware Corp	177
1,145	*	Concord Communications, Inc	13
1,542	*	Concur Technologies, Inc	16
11,750	*	Convergys Corp	181
2,255	*	Corillian Corp	11
1,115	*	CoStar Group, Inc	51
1,394	*	Covansys Corp	14
3,793	*	CSG Systems International, Inc	79
687	*	Cyberguard Corp	6
1,899	*	Cybersource Corp	16
4,324		Deluxe Corp	188
2,509	*	Dendrite International, Inc	47
703	*	Digimarc Corp	9

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
2,438	*	Digital Insight Corp	51
2,215	*	Digital River, Inc	72
426	*	DigitalNet Holdings, Inc	9
8,500	*	DoubleClick, Inc	66
5,522	*	DST Systems, Inc	266
5,244	*	Dun & Bradstreet Corp	283
5,279	*	E.piphany, Inc	25
9,627	*	Earthlink, Inc	100
1,800	*	Echelon Corp	20
2,488	*	Eclipsys Corp	38
1,105	*	eCollege.com, Inc	18
869	*	Education Lending Group, Inc	15
3,401	*	eFunds Corp	60
1,000		Electro Rent Corp	10
19,942	*	Electronic Arts, Inc	1,088
31,960		Electronic Data Systems Corp	612
1,475	*	Embarcadero Technologies, Inc	18
14,227	*	Enterasys Networks, Inc	30
4,419	*	Entrust, Inc	20
2,600	*	Epicor Software Corp	37
857	*	EPIQ Systems, Inc	12
9,789		Equifax, Inc	242
675	*	Equinix, Inc	23
1,565	*	eSpeed, Inc (Class A)	28
7,347	*	Extreme Networks, Inc	41
2,395	*	F5 Networks, Inc	63
1,500		Factset Research Systems, Inc	71
4,904		Fair Isaac Corp	164
2,707	*	Filenet Corp	85
1,351	*	FindWhat.com	31
61,611		First Data Corp	2,743
12,787	*	Fiserv, Inc	497
2,724	*	Freemarkets, Inc	18
2,998	*	Getty Images, Inc	180
1,647		Gevity HR, Inc	43
351	*	Greg Manning Auctions, Inc	5
52		Grey Global Group, Inc	51
606	*	Group 1 Software, Inc	14
1,332	*	GSI Commerce, Inc	13
4,124		GTECH Holdings Corp	191
3,404	*	Harris Interactive, Inc	23
1,000		Healthcare Services Group	15
1,400	*	Heidrick & Struggles International, Inc	42
4,697		Henry (Jack) & Associates, Inc	94
6,619	*	Homestore, Inc	26
692	*	Hudson Highland Group, Inc	21
2,853	*	Hyperion Solutions Corp	125
1,441	*	IDX Systems Corp	46
1,449	*	iGate Corp	6
2,423		Imation Corp	103
17,181		IMS Health, Inc	403
1,090	*	Infocrossing, Inc	15
5,959	*	Informatica Corp	45
2,218	*	Infospace, Inc	84
1,967	*	infoUSA, Inc	20
485	*	Innovative Solutions & Support, Inc	9
2,541	*	Interactive Data Corp	44
230	*	InterActiveCorp Wts 02/04/09	8
3,359	*	Intergraph Corp	87
2,646	*	Internet Capital Group, Inc	20

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
2,744	*	Internet Security Systems, Inc	42
404		Interpool, Inc	7
27,452	*	Interpublic Group Of Cos, Inc	377
492	*	Intersections, Inc	12
596	*	Intervideo, Inc	8
3,184	*	Interwoven, Inc	32
1,058	*	Intrado, Inc	17
13,097	*	Intuit, Inc	505
3,071	*	Ipass, Inc	33
729	*	iPayment, Inc	30
4,559	*	Iron Mountain, Inc	220
1,849	*	iVillage, Inc	12
1,953	*	JDA Software Group, Inc	26
36,836	*	Juniper Networks, Inc	905
1,087	*	Jupitermedia Corp	15
3,727	*	Keane, Inc	51
1,200		Kelly Services, Inc (Class A)	36
1,631	*	Keynote Systems, Inc	22
1,774	*	Kforce, Inc	17
2,918	*	KFX ,Inc	22
1,718	*	Kinetic Concepts, Inc	86
2,700	*	Korn/Ferry International	52
2,551	*	Kroll, Inc	94
2,052	*	Kronos, Inc	85
2,950	*	Labor Ready, Inc	46
5,772	*	Lamar Advertising Co	250
3,863	*	Lawson Software, Inc	27
3,238	*	Lionbridge Technologies	25
6,635	*	Looksmart Ltd	14
4,803	*	Macromedia, Inc	118
3,427	*	Macrovision Corp	86
1,711	*	Magma Design Automation, Inc	33
2,098	*	Manhattan Associates, Inc	65
5,823		Manpower, Inc	296
919	*	Mantech International Corp (Class A)	17
4,273	*	Manugistics Group, Inc	14
1,033	*	MAPICS, Inc	11
1,404	*	Mapinfo Corp	15
1,336	*	Marimba, Inc	11
402	*	Marketwatch.com, Inc	5
412	*	Marlin Business Services, Inc	6
3,375	*	Matrixone, Inc	23
658		McGrath RentCorp	24
562	*	Medical Staffing Network Holdings, Inc	4
753	*	MedQuist, Inc	9
667	*	Memberworks, Inc	20
4,700	*	Mentor Graphics Corp	73
6,409	*	Mercury Interactive Corp	319
5,400	*	Micromuse, Inc	36
636,274		Microsoft Corp	18,172
939	*	MicroStrategy, Inc	40
2,598	*	Midway Games, Inc	30
6,915	*	Mindspeed Technologies, Inc	34
7,014	*	Monster Worldwide, Inc	180
7,306	*	MPS Group, Inc	89
1,100	*	MRO Software, Inc	15
1,833	*	MSC.Software Corp	16
3,262		National Instruments Corp	100
500	*	National Processing, Inc	14
1,879	*	NCO Group, Inc	50

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
5,970	*	NCR Corp	296
2,331		NDCHealth Corp	54
538	*	Neoforma, Inc	7
2,282	*	Netegrity, Inc	19
3,593	*	NETIQ Corp	47
679	*	Netratings, Inc	11
1,000	*	Netscout Systems, Inc	7
11,492	*	Network Associates, Inc	208
1,700	*	Network Equipment Technologies, Inc	14
1,732	*	NIC, Inc	12
26,305	*	Novell, Inc	221
13,472		Omnicom Group, Inc	1,022
827	*	Open Solutions, Inc	21
600	*	Opnet Technologies, Inc	8
3,218	*	Opsware, Inc	25
262,518	*	Oracle Corp	3,132
2,281	*	Packeteer, Inc	37
1,017	*	PalmSource, Inc	17
18,633	*	Parametric Technology Corp	93
1,347	*	PC-Tel, Inc	16
860	*	PDF Solutions, Inc	7
552	*	PDI, Inc	17
603	*	PEC Solutions, Inc	7
1,800	*	Pegasus Solutions, Inc	24
438	*	Pegasystems, Inc	4
24,367	*	Peoplesoft, Inc	451
4,935	*	Perot Systems Corp (Class A)	65
1,658	*	Pixar	115
1,598	*	PLATO Learning, Inc	16
2,060	*	Portal Software, Inc	7
800	*	Portfolio Recovery Associates, Inc	22
6,300	*	ProcureNet, Inc	1
2,052	*	Progress Software Corp	44
417	*	Proxymed, Inc	7
1,000		QAD, Inc	11
221	*	Quality Systems, Inc	11
3,456	*	Quest Software, Inc	45
1,871	*	R.H. Donnelley Corp	82
1,200	*	Radisys Corp	22
7,819	*	RealNetworks, Inc	53
11,250	*	Red Hat, Inc	258
2,170	*	Redback Networks, Inc	14
781		Renaissance Learning, Inc	18
4,908	*	Rent-A-Center, Inc	147
1,839	*	Rent-Way, Inc	17
3,716	*	Retek, Inc	23
1,608	*	Rewards Network, Inc	14
4,760		Reynolds & Reynolds Co (Class A)	110
10,282		Robert Half International, Inc	306
1,421		Rollins, Inc	33
4,293	*	RSA Security, Inc	88
5,099	*	S1 Corp	51
1,510	*	SafeNet, Inc	42
5,900	*	Sapient Corp	35
5,264	*	Scansoft, Inc	26
2,100	*	Secure Computing Corp	24
3,749	*	Seebeyond Technology Corp	14
1,706	*	Serena Software, Inc	33
349	*	SI International, Inc	7
29,162	*	Siebel Systems, Inc	311

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
4,049	*	Sitel Corp	17
588	*	SoftBrands, Inc	1
1,534	*	Sohu.com, Inc	30
4,132	*	SonicWALL, Inc	36
3,230	*	Sotheby’s Holdings, Inc (Class A)	52
1,366	*	Source Interlink Cos, Inc	15
4,207	*	Spherion Corp	43
900	*	SPSS, Inc	16
905	*	SRA International, Inc (Class A)	38
849		SS&C Technologies, Inc	16
746		Startek, Inc	27
1,182	*	Stellent, Inc	10
466	*	Stratasys, Inc	12
227,353	*	Sun Microsystems, Inc	987
19,970	*	SunGard Data Systems, Inc	519
2,522	*	SupportSoft, Inc	22
6,736	*	Sybase, Inc	121
1,700	*	Sykes Enterprises, Inc	13
21,582	*	Symantec Corp	945
455	*	SYNNEX Corp	7
10,114	*	Synopsys, Inc	288
403		Syntel, Inc	7
3,100	*	Take-Two Interactive Software, Inc	95
835		Talx Corp	20
2,768	*	TeleTech Holdings, Inc	24
2,833	*	THQ, Inc	65
13,792	*	TIBCO Software, Inc	117
1,039	*	Tier Technologies, Inc (Class B)	10
227	*	TippingPoint Technologies, Inc	6
5,832	*	Titan Corp	76
309	*	TNS, Inc	7
2,517		Total System Services, Inc	55
1,168	*	TradeStation Group, Inc	8
2,585	*	Transaction Systems Architects, Inc (Class A)	56
2,119	*	Trizetto Group, Inc	14
3,314	*	Tumbleweed Communications Corp	14
3,517	*	Tyler Technologies, Inc	33
1,063	*	Ultimate Software Group, Inc	11
21,677	*	Unisys Corp	301
3,701	*	United Online, Inc	65
3,755	*	United Rentals, Inc	67
1,098	*	Universal Compression Holdings, Inc	34
5,496	*	Valueclick, Inc	66
812	*	Verint Systems, Inc	28
17,237	*	VeriSign, Inc	343
29,446	*	Veritas Software Corp	816
2,069	*	Verity, Inc	28
6,076	*	Viad Corp	164
16,948	*	Vignette Corp	28
572	*	Volt Information Sciences, Inc	18
2,210	*	WatchGuard Technologies, Inc	16
2,094	*	WebEx Communications, Inc	46
21,702	*	WebMD Corp	202
3,244	*	webMethods, Inc	28
1,479	*	Websense, Inc	55
6,001	*	Westwood One, Inc	143
4,910	*	Wind River Systems, Inc	58
1,427	*	Witness Systems, Inc	17
78,261	*	Yahoo!, Inc	2,843
1,449	*	Zix Corp	12

		TOTAL BUSINESS SERVICES	60,887

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
CHEMICALS AND ALLIED PRODUCTS - 11.04%
108,411		Abbott Laboratories	4,419
5,917	*	Abgenix, Inc	69
1,183	*	Able Laboratories, Inc	24
897		Aceto Corp	16
2,849	*	Adolor Corp	36
656	*	Advancis Pharmaceutical Corp	4
15,826		Air Products & Chemicals, Inc	830
1,600	*	Albany Molecular Research, Inc	21
1,874		Albemarle Corp	59
4,371		Alberto-Culver Co	219
1,305	*	Alexion Pharmaceuticals, Inc	24
6,230	*	Alkermes, Inc	85
9,267		Allergan, Inc	830
2,624		Alpharma, Inc (Class A)	54
1,431	*	American Pharmaceutical Partners, Inc	43
348		American Vanguard Corp	12
89,192	*	Amgen, Inc	4,867
6,644	*	Amylin Pharmaceuticals, Inc	151
5,037	*	Andrx Corp	141
1,500		Arch Chemicals, Inc	43
1,660	*	Array Biopharma, Inc	13
2,452	*	Atherogenics, Inc	47
1,405	*	Atrix Laboratories, Inc	48
4,070	*	Avant Immunotherapeutics, Inc	11
7,783		Avery Dennison Corp	498
33,204		Avon Products, Inc	1,532
6,129	*	Barr Pharmaceuticals, Inc	207
454	*	Barrier Therapeutics, Inc	6
872	*	Benthley Pharmaceuticals, Inc	12
1,137	*	BioCryst Pharmaceuticals, Inc	8
1,348	*	Bioenvision, Inc	12
22,886	*	Biogen Idec, Inc	1,448
4,266	*	BioMarin Pharmaceutical, Inc	26
842	*	Biosite, Inc	38
1,087	*	Bone Care International, Inc	25
940	*	Bradley Pharmaceuticals, Inc	26
135,150		Bristol-Myers Squibb Co	3,311
4,244		Cabot Corp	173
2,400		Calgon Carbon Corp	16
1,815		Cambrex Corp	46
1,149	*	CancerVax Corp	9
631	*	Caraco Pharm Labs, Inc	6
3,105	*	Cell Genesys, Inc	32
3,499	*	Cell Therapeutics, Inc	26
3,899	*	Cephalon, Inc	211
3,206	*	Charles River Laboratories International, Inc	157
1,163	*	Chattem, Inc	34
6,618	*	Chiron Corp	295
2,853		Church & Dwight Co, Inc	131
1,020	*	Cima Labs, Inc	34
10,642		Clorox Co	572
37,710		Colgate-Palmolive Co	2,204
2,200	*	Connetics Corp	44
428	*	Corgentech, Inc	7
3,871	*	Corixa Corp	18
7,909		Crompton Corp	50
2,851	*	Cubist Pharmaceuticals, Inc	32

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
2,881	*	Curis, Inc	13
2,041	*	Cypress Bioscience, Inc	28
2,754		Cytec Industries, Inc	125
1,078	*	Cytogen Corp	17
525	*	Cytokinetics, Inc	8
2,958	*	Dade Behring Holdings, Inc	141
315	*	DEL Laboratories, Inc	10
4,015	*	Dendreon Corp	49
1,474		Diagnostic Products Corp	65
900	*	Digene Corp	33
3,249	*	Discovery Laboratories, Inc	31
700	*	Dov Pharmaceutical, Inc	10
65,653		Dow Chemical Co	2,672
69,526		Du Pont (E.I.) de Nemours & Co	3,088
1,775	*	Durect Corp	6
1,041	*	Dusa Pharmaceuticals, Inc	10
5,382		Eastman Chemical Co	249
13,776		Ecolab, Inc	437
1,399	*	Elizabeth Arden, Inc	29
3,200	*	Encysive Pharmaceuticals, Inc	27
3,094	*	Enzon, Inc	39
1,950	*	Eon Labs, Inc	80
1,584	*	EPIX Medical, Inc	33
7,158		Estee Lauder Cos (Class A)	349
474	*	Eyetech Pharmaceuticals, Inc	20
2,913		Ferro Corp	78
1,824	*	First Horizon Pharmaceutical	34
2,528	*	FMC Corp	109
24,815	*	Forest Laboratories, Inc	1,405
3,645	*	Genaera Corp	15
6,116	*	Genelabs Technologies	14
30,022	*	Genentech, Inc	1,687
4,216	*	Genta, Inc	11
14,789	*	Genzyme Corp	700
1,978		Georgia Gulf Corp	71
3,135	*	Geron Corp	25
14,220	*	Gilead Sciences, Inc	953
70,745		Gillette Co	3,000
3,527		Great Lakes Chemical Corp	95
2,360	*	Guilford Pharmaceuticals, Inc	11
1,980		H.B. Fuller Co	56
956	*	Hollis-Eden Pharmaceuticals	12
11,025	*	Hospira, Inc	304
8,974	*	Human Genome Sciences, Inc	104
3,632	*	ICOS Corp	108
2,414	*	Idexx Laboratories, Inc	152
2,700	*	Ilex Oncology, Inc	67
8,050	*	IMC Global, Inc	108
4,293	*	ImClone Systems, Inc	368
1,288	*	Immucor, Inc	42
2,900	*	Immunogen, Inc	18
2,700	*	Immunomedics, Inc	13
3,380	*	Impax Laboratories, Inc	66
2,819	*	Indevus Pharmaceuticals, Inc	17
3,383	*	Inkine Pharmaceutical Co	13
2,221	*	Inspire Pharmaceuticals, Inc	37
236		Inter Parfums, Inc	5
1,694	*	InterMune, Inc	26
4,926		International Flavors & Fragrances, Inc	184
933	*	Inverness Medical Innovations, Inc	20

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
3,641	*	Invitrogen Corp	262
3,357	*	Isis Pharmaceuticals, Inc	19
1,537	*	Isolagen, Inc	16
10,434	*	IVAX Corp	250
16,832	*	King Pharmaceuticals, Inc	193
1,301	*	Kos Pharmaceuticals, Inc	43
344		Kronos Worldwide, Inc	12
2,481	*	KV Pharmaceutical Co (Class A)	57
400	*	Lannett Co, Inc	6
5,135	*	Ligand Pharmaceuticals, Inc (Class B)	89
67,753		Lilly (Eli) & Co	4,737
1,876		MacDermid, Inc	64
987		Mannatech, Inc	9
1,805	*	Martek Biosciences Corp	101
5,013	*	Medarex, Inc	37
3,315	*	Medicines Co	101
4,254		Medicis Pharmaceutical Corp (Class A)	170
17,962	*	MedImmune, Inc	420
154,456		Merck & Co, Inc	7,337
4,800	*	MGI Pharma, Inc	130
4,530	*	Millennium Chemicals, Inc	78
21,183	*	Millennium Pharmaceuticals, Inc	292
1,370		Minerals Technologies, Inc	79
19,174		Mylan Laboratories, Inc	388
970	*	Myogen, Inc	8
4,000	*	Nabi Biopharmaceuticals	57
847		Nature’s Sunshine Products, Inc	12
3,790	*	NBTY, Inc	111
5,807	*	Nektar Therapeutics	116
800	*	Neose Technologies, Inc	7
2,526	*	Neurocrine Biosciences, Inc	131
1,736	*	Neurogen Corp	13
954	*	NewMarket Corp	20
685	*	NitroMed, Inc	4
964		NL Industries, Inc	14
1,322	*	Northfield Laboratories, Inc	19
1,495	*	Noven Pharmaceuticals, Inc	33
2,588	*	NPS Pharmaceuticals, Inc	54
547	*	Nutraceutical International Corp	12
1,969	*	Nuvelo, Inc	19
730		Octel Corp	19
4,620		Olin Corp	81
1,900	*	OM Group, Inc	63
2,700	*	Omnova Solutions, Inc	16
2,409	*	Onyx Pharmaceuticals, Inc	102
2,301	*	OraSure Technologies, Inc	22
2,832	*	OSI Pharmaceuticals, Inc	199
1,792	*	Pain Therapeutics, Inc	14
3,661	*	Palatin Technologies, Inc	15
2,340	*	Par Pharmaceutical Cos, Inc	82
1,019	*	Penwest Pharmaceuticals Co	13
8,739	*	Peregrine Pharmaceuticals, Inc	13
650	*	PetMed Express, Inc	5
530,390		Pfizer, Inc	18,182
1,363	*	Pharmacyclics, Inc	14
854	*	Pharmion Corp	42
1,825		PolyMedica Corp	57
6,365	*	PolyOne Corp	47
1,425	*	Pozen, Inc	10
12,260		PPG Industries, Inc	766

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
3,663	*	Praecis Pharmaceuticals, Inc	14
23,126		Praxair, Inc	923
178,679		Procter & Gamble Co	9,727
583	*	Progenics Pharmaceuticals	10
6,891	*	Protein Design Labs, Inc	132
564		Quaker Chemical Corp	16
1,846	*	Quidel Corp	11
10,143	*	Revlon, Inc (Class A)	30
11,196		Rohm & Haas Co	466
8,531		RPM International, Inc	130
1,668	*	Salix Pharmaceuticals Ltd	55
482	*	Santarus, Inc	7
103,361		Schering-Plough Corp	1,910
3,627	*	Sciclone Pharmaceuticals, Inc	19
1,491	*	Scotts Co (Class A)	95
5,949	*	Sepracor, Inc	315
1,524	*	Serologicals Corp	30
8,310		Sherwin-Williams Co	345
4,902		Sigma-Aldrich Corp	292
7,559	b*	Solutia, Inc	2
500		Stepan Co	13
3,078	*	SuperGen, Inc	20
900	*	SurModics, Inc	22
1,732	*	Tanox, Inc	33
2,712	*	Terra Industries, Inc	15
1,614	*	Third Wave Technologies, Inc	7
1,125	*	United Therapeutics Corp	29
594	*	USANA Health Sciences, Inc	18
5,847		USEC, Inc	51
5,951		Valeant Pharmaceuticals International	119
3,402		Valspar Corp	171
1,638	*	Vaxgen, Inc	23
2,240	*	VCA Antech, Inc	100
5,476	*	Vertex Pharmaceuticals, Inc	59
3,097	*	Vicuron Pharmaceuticals, Inc	39
3,847	*	Vion Pharmaceuticals, Inc	16
624	*	Virbac Corp	2
7,448	*	Watson Pharmaceuticals, Inc	200
2,293		Wellman, Inc	19
942		West Pharmaceutical Services, Inc	40
4,714	*	WR Grace & Co	29
92,689		Wyeth	3,352
3,151	*	Zila, Inc	15
1,349	*	Zymogenetics, Inc	26

		TOTAL CHEMICALS AND ALLIED PRODUCTS	95,038

COAL MINING - 0.09%
3,797		Arch Coal, Inc	139
6,258		Consol Energy, Inc	225
5,274		Massey Energy Co	149
4,445		Peabody Energy Corp	249

		TOTAL COAL MINING	762

COMMUNICATIONS - 5.05%
821	*	AirGate PCS, Inc	15
2,139	*	Airspan Networks, Inc	12
4,420	*	Alamosa Holdings, Inc	32
683	*	Alaska Communications Systems Group, Inc	4
21,931		Alltel Corp	1,110
14,842	*	American Tower Corp (Class A)	226
1,232	*	Arch Wireless, Inc	35

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
55,400		AT&T Corp	811
158,639	*	AT&T Wireless Services, Inc	2,272
30,016	*	Avaya, Inc	474
465	*	Beasley Broadcast Group, Inc (Class A)	7
127,504		BellSouth Corp	3,343
1,076	*	Boston Communications Group	11
11,967	*	Cablevision Systems Corp (Class A)	235
600	*	Centennial Communications Corp	4
10,223		CenturyTel, Inc	307
18,720	*	Charter Communications, Inc (Class A)	73
13,787	*	Cincinnati Bell, Inc	61
3,758	*	Citadel Broadcasting Corp	55
36,993		Clear Channel Communications, Inc	1,367
87,774	*	Comcast Corp (Class A)	2,460
63,897	*	Comcast Corp (Special Class A)	1,764
1,582	*	Commonwealth Telephone Enterprises, Inc	71
16,123	*	Cox Communications, Inc (Class A)	448
2,400	*	Cox Radio, Inc (Class A)	42
13,275	*	Crown Castle International Corp	196
1,802	*	Crown Media Holdings, Inc (Class A)	15
1,200		CT Communications, Inc	18
3,424	*	Cumulus Media, Inc (Class A)	58
866		D&E Communications, Inc	12
47,125	*	DIRECTV Group, Inc	806
7,652	*	Dobson Communications Corp (Class A)	25
16,099	*	EchoStar Communications Corp (Class A)	495
3,406	*	Emmis Communications Corp (Class A)	71
2,805	*	Entercom Communications Corp	105
3,129	*	Entravision Communications Corp (Class A)	24
354	*	Fisher Communications, Inc	18
8,259	*	Foundry Networks, Inc	116
12,196	*	Fox Entertainment Group, Inc (Class A)	326
3,022	*	General Communication, Inc (Class A)	24
2,524		Global Payments, Inc	114
824		Golden Telecom, Inc	23
3,118		Gray Television, Inc	43
2,141		Hearst-Argyle Television, Inc	55
2,397	*	IDT Corp	43
1,600	*	IDT Corp (Class B)	30
4,516	*	Infonet Services Corp (Class B)	8
2,972	*	Insight Communications Co, Inc	28
24,646	*	InterActiveCorp	743
16,435	*	Internap Network Services Corp	20
872	*	ITC Deltacom, Inc	5
1,116	*	j2 Global Communications, Inc	31
47,202	*	Level 3 Communications, Inc	168
1,093		Liberty Corp	51
9,669	*	Liberty Media International, Inc	359
1,798	*	Lin TV Corp (Class A)	38
791	*	Lodgenet Entertainment Corp	13
291,241	*	Lucent Technologies, Inc	1,101
1,446	*	Mastec, Inc	8
4,583	*	Mediacom Communications Corp	36
380	*	Metrocall Holdings, Inc	25
4,200	b*	NCP Litigation Trust	0
2,479	*	Net2Phone, Inc	11
700	*	Nexstar Broadcasting Group, Inc	8
69,717	*	Nextel Communications, Inc (Class A)	1,859
8,520	*	Nextel Partners, Inc (Class A)	136
3,959	*	NII Holdings, Inc (Class B)	133

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
1,200		North Pittsburgh Systems, Inc	24
1,281	*	Novatel Wireless, Inc	34
5,162	*	NTL, Inc	297
2,069	*	PanAmSat Corp	48
2,900	*	Paxson Communications Corp	9
3,675	*	Price Communications Corp	54
5,905	*	Primus Telecommunications Group	30
3,398	*	PTEK Holdings, Inc	39
97,298	*	Qwest Communications International, Inc	349
3,960	*	Radio One, Inc (Class A)	64
1,831	*	Radio One, Inc (Class D)	29
4,225	b*	RCN Corp	1
2,346	*	Regent Communications, Inc	15
1,057	*	Saga Communications, Inc (Class A)	19
695	*	Salem Communications Corp (Class A)	19
230,205		SBC Communications, Inc	5,582
468		Shenandoah Telecom Co	13
3,111		Sinclair Broadcast Group, Inc (Class A)	32
2,599	*	Spanish Broadcasting System, Inc (Class A)	24
2,718	*	Spectrasite, Inc	117
96,642		Sprint Corp (FON Group)	1,701
956		SureWest Communications	30
1,652	*	Talk America Holdings, Inc	13
3,640		Telephone & Data Systems, Inc	259
20,864	*	Terremark Worldwide, Inc	18
3,067	*	Time Warner Telecom, Inc (Class A)	13
3,172	*	Tivo, Inc	22
2,652	*	Triton PCS Holdings, Inc (Class A)	12
1,032	*	U.S. Cellular Corp	40
4,890	*	Ubiquitel, Inc	21
24,150	*	UnitedGlobalcom, Inc (Class A)	175
14,670	*	Univision Communications, Inc (Class A)	468
192,561		Verizon Communications, Inc	6,969
7,400		Viacom, Inc (Class A)	269
98,978		Viacom, Inc (Class B)	3,535
1,307	*	West Corp	34
5,266	*	Western Wireless Corp (Class A)	152
1,900	f*	Wiltel Communication Group, Inc Escrow Rights	0
3,292	*	Wireless Facilities, Inc	32
10,451	*	XM Satellite Radio Holdings, Inc	285
1,003	*	Young Broadcasting, Inc (Class A)	13

		TOTAL COMMUNICATIONS	43,497

DEPOSITORY INSTITUTIONS - 10.12%
1,016		1st Source Corp	25
711		ABC Bancorp	14
626	*	ACE Cash Express, Inc	16
59	*	AmericanWest Bancorp	1
24,854		AmSouth Bancorp	633
1,467		Anchor Bancorp Wisconsin, Inc	39
610		Arrow Financial Corp	19
7,759		Associated Banc-Corp	230
5,726		Astoria Financial Corp	209
283		Bancfirst Corp	17
5,600		Bancorpsouth, Inc	126
500		BancTrust Financial Group, Inc	9
5,476		Bank Mutual Corp	60
141,714		Bank Of America Corp	11,992
1,000		Bank Of Granite Corp	21
4,703		Bank Of Hawaii Corp	213
54,422		Bank Of New York Co, Inc	1,604

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
638		Bank Of The Ozarks, Inc	15
78,852		Bank One Corp	4,021
2,977		BankAtlantic Bancorp, Inc (Class A)	55
12,200		Banknorth Group, Inc	396
2,181	*	BankUnited Financial Corp (Class A)	56
777		Banner Corp	23
39,479		BB&T Corp	1,460
449		Berkshire Hills Bancorp, Inc	17
480	*	BFC Financial Corp	6
1,341	*	BOK Financial Corp	53
1,898		Boston Private Financial Holdings, Inc	44
534		Bryn Mawr Bank Corp	12
700		BSB Bancorp, Inc	25
580		Camden National Corp	19
500		Capital City Bank Group, Inc	20
333		Capital Corp of the West	13
147	*	Capital Crossing Bank	8
1,624		Capitol Federal Financial	49
1,121		Cascade Bancorp	21
1,523		Cathay General Bancorp	102
262		CB Bancshares, Inc	24
622		Center Financial Corp	9
650	*	Central Coast Bancorp	12
1,000		Central Pacific Financial Corp	28
229		Century Bancorp, Inc (Class A)	8
285		Charter Financial Corp	10
15,883		Charter One Financial, Inc	702
1,640		Chemical Financial Corp	60
2,558		Chittenden Corp	90
359,403		Citigroup, Inc	16,712
3,400	*	Citigroup, Inc (Litigation Wts)	3
3,061		Citizens Banking Corp	95
651		Citizens First Bancorp, Inc	16
550		City Bank	18
1,237		City Holding Co	39
2,882		City National Corp	189
794		Coastal Financial Corp	12
675		CoBiz, Inc	9
8,530		Colonial Bancgroup, Inc	155
416		Columbia Bancorp	12
1,059		Columbia Banking System, Inc	24
12,537		Comerica, Inc	688
4,793		Commerce Bancorp, Inc	264
4,379		Commerce Bancshares, Inc	201
2,474	*	Commercial Capital Bancorp, Inc	43
3,124		Commercial Federal Corp	85
1,636		Community Bank System, Inc	37
995		Community Trust Bancorp, Inc	30
8,852		Compass Bancshares, Inc	381
1,170		Corus Bankshares, Inc	48
3,532		Cullen/Frost Bankers, Inc	158
2,577		CVB Financial Corp	56
2,409		Dime Community Bancshares	42
1,439		Downey Financial Corp	77
3,493		East West Bancorp, Inc	107
1,563	*	Euronet Worldwide, Inc	36
447		Farmers Capital Bank Corp	16
1,153		Fidelity Bankshares, Inc	41
34,189		Fifth Third Bancorp	1,839
559		Financial Institutions, Inc	14

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
480		First Bancorp (North Carolina)	16
2,338		First Bancorp (Puerto Rico)	95
600		First Busey Corp (Class A)	18
2,100		First Charter Corp	46
436		First Citizens Bancshares, Inc (Class A)	53
4,204		First Commonwealth Financial Corp	55
831		First Community Bancorp	32
710		First Community Bancshares, Inc	24
1,238		First Federal Capital Corp	34
2,593		First Financial Bancorp	46
1,093		First Financial Bankshares, Inc	46
1,000		First Financial Corp (Indiana)	32
1,000		First Financial Holdings, Inc	29
9,046		First Horizon National Corp	411
1,295		First Merchants Corp	34
3,362		First Midwest Bancorp, Inc	118
3,189		First National Bankshares of Florida, Inc	60
465		First Oak Brook Bancshares, Inc	14
200		First Of Long Island Corp	9
904		First Republic Bank	39
1,744		First Sentinel Bancorp, Inc	36
499		First State Bancorp	15
1,200	*	FirstFed Financial Corp	50
5,818		FirstMerit Corp	153
1,967		Flagstar Bancorp, Inc	39
1,105		Flushing Financial Corp	20
154		FMS Financial Corp	3
3,097		FNB Corp	63
419		FNB Corp (Virginia)	12
739	*	Franklin Bank Corp	12
1,064		Frontier Financial Corp	37
8,101		Fulton Financial Corp	163
375		GB&T Bancshares, Inc	9
1,530		Glacier Bancorp, Inc	43
2,600		Gold Banc Corp, Inc	40
8,860		Golden West Financial Corp	942
832		Great Southern Bancorp, Inc	24
8,667		Greenpoint Financial Corp	344
1,914		Hancock Holding Co	56
1,510		Hanmi Financial Corp	45
1,557		Harbor Florida Bancshares, Inc	43
1,652		Harleysville National Corp	42
928		Heartland Financial U.S.A., Inc	17
11,265		Hibernia Corp (Class A)	274
707		Horizon Financial Corp	14
5,161		Hudson City Bancorp, Inc	173
2,240		Hudson River Bancorp, Inc	38
3,093		Hudson United Bancorp	115
1,062		Humboldt Bancorp	22
16,187		Huntington Bancshares, Inc	371
409		IberiaBank Corp	24
922		Independent Bank Corp (Massachusetts)	27
1,527		Independent Bank Corp (Michigan)	39
3,878		IndyMac Bancorp, Inc	123
1,112		Integra Bank Corp	24
900	*	Intercept, Inc	15
616		Interchange Financial Services Corp	15
2,441		International Bancshares Corp	99
1,234		Irwin Financial Corp	33
332	*	Itla Capital Corp	13

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
143,596		J.P. Morgan Chase & Co	5,567
29,870		KeyCorp	893
2,123		KNBT Bancorp, Inc	35
887		Lakeland Bancorp, Inc	14
367		Lakeland Financial Corp	12
4,803		M & T Bank Corp	419
529		Macatawa Bank Corp	15
1,974		MAF Bancorp, Inc	84
944		Main Street Banks, Inc	27
664		MainSource Financial Group, Inc	13
16,106		Marshall & Ilsley Corp	630
1,219		MB Financial, Inc	45
1,138		MBT Financial Corp	21
30,438		Mellon Financial Corp	893
498		Mercantile Bank Corp	18
5,608		Mercantile Bankshares Corp	263
1,600		Mid-State Bancshares	38
600		Midwest Banc Holdings, Inc	13
1,144		Nara Bancorp, Inc	20
219		NASB Financial, Inc	9
39,156		National City Corp	1,371
14,292		National Commerce Financial Corp	464
1,665		National Penn Bancshares, Inc	50
514		NBC Capital Corp	14
2,152		NBT Bancorp, Inc	48
3,228		NetBank, Inc	35
18,040		New York Community Bancorp, Inc	354
3,283	*	NewAlliance Bancshares, Inc	46
12,399		North Fork Bancorp, Inc	472
13,854		Northern Trust Corp	586
792		Northwest Bancorp, Inc	18
221		Oak Hill Financial, Inc	7
786		OceanFirst Financial Corp	19
2,600	*	Ocwen Financial Corp	31
4,887		Old National Bancorp	121
532		Old Second Bancorp, Inc	28
593		Omega Financial Corp	20
3,244		Pacific Capital Bancorp	91
768		Park National Corp	98
474		Partners Trust Financial Group, Inc	9
473		Peapack Gladstone Financial Corp	15
381		Pennfed Financial Services, Inc	13
550		Pennrock Financial Services Corp	17
795		Peoples Bancorp, Inc	21
2,611		People’s Bank	81
513		Peoples Holding Co	18
1,085		PFF Bancorp, Inc	40
20,422		PNC Financial Services Group, Inc	1,084
2,753		Provident Bancorp, Inc	31
2,140		Provident Bankshares Corp	62
2,926		Provident Financial Group, Inc	115
349		Provident Financial Holdings	8
4,181		Provident Financial Services, Inc	73
1,974		R & G Financial Corp (Class B)	65
15,798		Regions Financial Corp	577
531		Republic Bancorp, Inc (Class A) (Kentucky)	11
4,449		Republic Bancorp, Inc (Michigan)	62
997		Riggs National Corp	21
293		Royal Bancshares Of Pennsylvania (Class A)	7
1,811		S & T Bancorp, Inc	58

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
806		S.Y. Bancorp, Inc	19
325		Santander Bancorp	8
550		SCBT Financial Corp	17
940		Seacoast Banking Corp Of Florida	20
2,100		Seacoast Financial Services Corp	73
637		Second Bancorp, Inc	20
253		Security Bank Corp	9
388	*	Signature Bank	9
2,887	*	Silicon Valley Bancshares	114
1,066		Simmons First National Corp (Class A)	28
6,474		Sky Financial Group, Inc	160
362		Smithtown Bancorp, Inc	15
4,243		South Financial Group, Inc	120
595		Southside Bancshares, Inc	12
24,009		SouthTrust Corp	932
2,385		Southwest Bancorp Of Texas, Inc	105
740		Southwest Bancorp, Inc	14
21,270		Sovereign Bancorp, Inc	470
580		State Bancorp, Inc	14
345		State Financial Services Corp (Class A)	10
23,503		State Street Corp	1,153
952		Sterling Bancorp	26
2,600		Sterling Bancshares, Inc	37
1,423		Sterling Financial Corp (Pennsylvania)	37
1,570	*	Sterling Financial Corp (Spokane)	50
507	*	Sun Bancorp, Inc (New Jersey)	11
17,533		SunTrust Banks, Inc	1,139
21,261		Synovus Financial Corp	538
300		Taylor Capital Group, Inc	7
5,193		TCF Financial Corp	301
1,482	*	Texas Capital Bancshares, Inc	25
1,736		Texas Regional Bancshares, Inc (Class A)	80
1,572		TierOne Corp	34
726		Trico Bancshares	14
5,202		Trustco Bank Corp NY	68
3,402		Trustmark Corp	98
133,233		U.S. Bancorp	3,672
1,008		U.S.B. Holding Co, Inc	23
3,139		UCBH Holdings, Inc	124
1,144		UMB Financial Corp	59
1,978		Umpqua Holdings Corp	42
543		Union Bankshares Corp	17
14,140		Union Planters Corp	422
3,688		UnionBanCal Corp	208
2,534		United Bankshares, Inc	82
1,791		United Community Banks, Inc	45
1,981		United Community Financial Corp	26
528		Univest Corp of Pennsylvania	27
1,587		Unizan Financial Corp	41
7,192		Valley National Bancorp	182
322	*	Virginia Commerce Bancorp	10
524		Virginia Financial Group, Inc	18
5,189		W Holding Co, Inc	89
90,556		Wachovia Corp	4,030
5,341		Washington Federal, Inc	128
881		Washington Trust Bancorp, Inc	23
3,532		Webster Financial Corp	166
117,300		Wells Fargo & Co	6,713
1,533		Wesbanco, Inc	45
1,200		West Bancorporation	21

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
1,194		West Coast Bancorp	26
2,316		Westamerica Bancorp	121
354	*	Western Sierra Bancorp	11
2,764		Whitney Holding Corp	123
4,525		Wilmington Trust Corp	168
919		Wilshire Financial Services Group	9
490	*	Wilshire State Bank	12
1,371		Wintrust Financial Corp	69
620		WSFS Financial Corp	30
558		Yardville National Bancorp	14
6,385		Zions Bancorp	392

		TOTAL DEPOSITORY INSTITUTIONS	87,136

EATING AND DRINKING PLACES - 0.65%
6,027		Applebee’s International, Inc	139
5,554		Aramark Corp (Class B)	160
2,400		Bob Evans Farms, Inc	66
6,702	*	Brinker International, Inc	229
395	*	Buffalo Wild Wings, Inc	11
1,020	*	California Pizza Kitchen, Inc	20
3,340		CBRL Group, Inc	103
2,674	*	CEC Entertainment, Inc	79
758	*	Chicago Pizza & Brewery, Inc	12
3,658	*	CKE Restaurants, Inc	49
1,430	*	Cosi, Inc	9
11,718		Darden Restaurants, Inc	241
790	*	Dave & Buster’s, Inc	15
1,384		IHOP Corp	49
2,536	*	Jack In The Box, Inc	75
4,363	*	Krispy Kreme Doughnuts, Inc	83
1,378		Landry’s Restaurants, Inc	41
1,175		Lone Star Steakhouse & Saloon, Inc	32
89,122		McDonald’s Corp	2,317
1,720	*	O’Charley’s, Inc	30
4,319		Outback Steakhouse, Inc	179
1,702	*	P.F. Chang’s China Bistro, Inc	70
875	*	Papa John’s International, Inc	26
2,362	*	Rare Hospitality International, Inc	59
832	*	Red Robin Gourmet Burgers, Inc	23
4,500		Ruby Tuesday, Inc	124
3,096	*	Ryan’s Restaurant Group, Inc	49
4,074	*	Sonic Corp	93
3,601	*	The Cheesecake Factory, Inc	143
1,689	*	The Steak N Shake Co	31
955		Triarc Cos (Class A)	10
1,910		Triarc Cos (Class B)	19
7,905		Wendy’s International, Inc	275
20,653		Yum! Brands, Inc	769

		TOTAL EATING AND DRINKING PLACES	5,630

EDUCATIONAL SERVICES - 0.24%
9,237	*	Apollo Group, Inc (Class A)	816
1,112	*	Apollo Group, Inc (University Of Phoenix Online)	97
7,039	*	Career Education Corp	321
6,096	*	Corinthian Colleges, Inc	151
4,016	*	DeVry, Inc	110
4,955	*	Education Management Corp	163
3,070	*	ITT Educational Services, Inc	117
2,500	*	Laureate Education, Inc	96
753	*	Learning Tree International, Inc	11
1,157	*	Princeton Review, Inc	9
968		Strayer Education, Inc	108

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
982	*	Universal Technical Institute, Inc	39

		TOTAL EDUCATIONAL SERVICES	2,038

ELECTRIC, GAS, AND SANITARY SERVICES - 3.40%
40,022	*	AES Corp	397
4,464		AGL Resources, Inc	130
8,638	*	Allegheny Energy, Inc	133
5,979		Allete, Inc	199
7,401		Alliant Energy Corp	193
16,153	*	Allied Waste Industries, Inc	213
13,093		Ameren Corp	562
28,407		American Electric Power Co, Inc	909
1,100		American States Water Co	26
6,480		Aqua America, Inc	130
13,555	*	Aquila, Inc	48
3,559		Atmos Energy Corp	91
3,500		Avista Corp	64
2,253		Black Hills Corp	71
1,000		California Water Service Group	28
28,919	*	Calpine Corp	125
800		Cascade Natural Gas Corp	18
1,195	*	Casella Waste Systems, Inc (Class A)	16
19,443		Centerpoint Energy, Inc	224
846		Central Vermont Public Service Corp	17
1,183		CH Energy Group, Inc	55
12,513		Cinergy Corp	475
19,601	*	Citizens Communications Co	237
3,305		Cleco Corp	59
11,368	*	CMS Energy Corp	104
556		Connecticut Water Service, Inc	14
15,657		Consolidated Edison, Inc	623
11,749		Constellation Energy Group, Inc	445
165		Crosstex Energy, Inc	7
22,667		Dominion Resources, Inc	1,430
8,774		DPL, Inc	170
11,808		DTE Energy Co	479
64,647		Duke Energy Corp	1,312
5,400		Duquesne Light Holdings, Inc	104
513	*	Duratek, Inc	8
19,348	*	Dynegy, Inc (Class A)	82
20,819		Edison International	532
44,364		El Paso Corp	350
3,388	*	El Paso Electric Co	52
1,602		Empire District Electric Co	32
2,526		Energen Corp	121
10,424		Energy East Corp	253
302		EnergySouth, Inc	12
16,050		Entergy Corp	899
4,306		Equitable Resources, Inc	223
45,770		Exelon Corp	1,524
21,807		FirstEnergy Corp	816
12,927		FPL Group, Inc	827
4,858		Great Plains Energy, Inc	144
5,200		Hawaiian Electric Industries, Inc	136
2,558		Idacorp, Inc	69
11,533		KeySpan Corp	423
6,443		Kinder Morgan, Inc	382
1,400		Laclede Group, Inc	38
7,850		MDU Resources Group, Inc	189
1,224	*	Metal Management, Inc	24
1,200		MGE Energy, Inc	39

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
740		Middlesex Water Co	14
4,958		National Fuel Gas Co	124
1,850		New Jersey Resources Corp	77
3,050		Nicor, Inc	104
17,728		NiSource, Inc	366
8,777		Northeast Utilities	171
1,750		Northwest Natural Gas Co	53
5,450	*	NRG Energy, Inc	135
3,639		NSTAR	174
1,000	*	NUI Corp	15
6,121		OGE Energy Corp	156
6,261		Oneok, Inc	138
1,700		Otter Tail Corp	46
2,462		Peoples Energy Corp	104
10,872		Pepco Holdings, Inc	199
28,864	*	PG&E Corp	806
2,329		Piedmont Natural Gas Co, Inc	99
5,818		Pinnacle West Capital Corp	235
4,199		PNM Resources, Inc	87
12,049		PPL Corp	553
16,108		Progress Energy, Inc	710
5,000	*	Progress Energy, Inc (Cvo)	0
16,050		Public Service Enterprise Group, Inc	642
6,554		Puget Energy, Inc	144
5,255		Questar Corp	203
20,600	*	Reliant Resources, Inc	223
10,488		Republic Services, Inc	304
1,126		Resource America, Inc (Class A)	27
7,241		SCANA Corp	263
14,197		Sempra Energy	489
8,800	*	Sierra Pacific Resources	68
447		SJW Corp	15
954		South Jersey Industries, Inc	42
50,834		Southern Co	1,482
4,113	*	Southern Union Co	87
2,332		Southwest Gas Corp	56
931		Southwest Water Co	12
3,019	*	Stericycle, Inc	156
13,093		TECO Energy, Inc	157
1,057		Texas Genco Holdings, Inc	48
22,590		TXU Corp	915
2,868		UGI Corp	92
892		UIL Holdings Corp	43
2,373		Unisource Energy Corp	59
5,260		Vectren Corp	132
3,033	*	Waste Connections, Inc	90
41,709		Waste Management, Inc	1,278
5,944		Westar Energy, Inc	118
3,691		Western Gas Resources, Inc	120
3,300		WGL Holdings, Inc	95
36,056		Williams Cos, Inc	429
8,100		Wisconsin Energy Corp	264
2,680		WPS Resources Corp	124
28,092		Xcel Energy, Inc	469

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	29,295

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 8.19%
1,556	*	Actel Corp	29
56,113	*	ADC Telecommunications, Inc	159
4,420		Adtran, Inc	147
1,193	*	Advanced Energy Industries, Inc	19

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
6,041	*	Advanced Fibre Communications, Inc	122
24,577	*	Advanced Micro Devices, Inc	391
4,300	*	Aeroflex, Inc	62
46,506	*	Agere Systems, Inc (Class A)	107
70,211	*	Agere Systems, Inc (Class B)	151
1,895	*	Alliance Semiconductor Corp	11
26,842	*	Altera Corp	596
11,805		American Power Conversion Corp	232
1,695	*	American Superconductor Corp	22
4,556		Ametek, Inc	141
2,169	*	AMIS Holdings, Inc	37
6,298	*	Amkor Technology, Inc	52
4,718	*	Amphenol Corp (Class A)	157
25,778		Analog Devices, Inc	1,214
1,600	*	Anaren Microwave, Inc	26
1,164	*	Applica, Inc	10
21,599	*	Applied Micro Circuits Corp	115
589		Applied Signal Technology, Inc	21
6,045	*	Arris Group, Inc	36
2,137	*	Artesyn Technologies, Inc	19
1,599	*	Artisan Components, Inc	41
645	*	Atheros Communications, Inc	7
29,484	*	Atmel Corp	175
2,169	*	ATMI, Inc	59
5,536	*	Avanex Corp	22
3,547		AVX Corp	51
2,164		Baldor Electric Co	51
674		Bel Fuse, Inc (Class B)	28
2,853	*	Benchmark Electronics, Inc	83
16,321	*	Broadcom Corp (Class A)	763
1,800		C&D Technologies, Inc	32
1,465	*	California Micro Devices Corp	17
5,785	*	Capstone Turbine Corp	13
1,390	*	Carrier Access Corp	17
300	*	Catapult Communications Corp	7
2,989	*	C-COR.net Corp	31
1,109	*	Ceradyne, Inc	40
2,612	*	Checkpoint Systems, Inc	47
493	*	Cherokee International Corp	6
4,193	*	ChipPAC, Inc	26
39,460	*	CIENA Corp	147
1,163	*	Comtech Telecommunications	26
13,590	*	Comverse Technology, Inc	271
32,205	*	Conexant Systems, Inc	139
27,053	*	Corvis Corp	38
5,399	*	Cree, Inc	126
2,100		CTS Corp	25
1,000		Cubic Corp	21
8,434	*	Cypress Semiconductor Corp	120
1,813	*	DDi Corp	15
1,168	*	Digital Theater Systems, Inc	31
417	*	Diodes, Inc	10
1,976	*	Ditech Communications Corp	46
607	*	Drexler Technology Corp	8
1,939	*	DSP Group, Inc	53
859	*	Dupont Photomasks, Inc	17
13,311	*	Eagle Broadband, Inc	13
2,000	*	Electro Scientific Industries, Inc	57
30,030		Emerson Electric Co	1,908
756	*	EMS Technologies, Inc	15

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
6,202	*	Energizer Holdings, Inc	279
934	*	Energy Conversion Devices, Inc	11
4,002	*	Entegris, Inc	46
2,200	*	ESS Technology, Inc	24
2,800	*	Exar Corp	41
8,286	*	Fairchild Semiconductor International, Inc	136
11,493	*	Finisar Corp	23
924		Franklin Electric Co, Inc	35
2,934	*	FuelCell Energy, Inc	34
15,290	*	Gemstar-TV Guide International, Inc	73
732,326		General Electric Co	23,727
2,198	*	Genesis Microchip, Inc	30
870	*	Genlyte Group, Inc	55
6,759	*	GrafTech International Ltd	71
4,090		Harman International Industries, Inc	372
5,636	*	Harmonic, Inc	48
4,775		Harris Corp	242
1,700		Helix Technology Corp	36
1,700	*	Hexcel Corp	20
3,520		Hubbell, Inc (Class B)	164
1,800	*	Hutchinson Technology, Inc	44
900	*	Inet Technologies, Inc	11
5,045	*	Integrated Circuit Systems, Inc	137
7,233	*	Integrated Device Technology, Inc	100
2,100	*	Integrated Silicon Solution, Inc	26
449,584		Intel Corp	12,409
3,915	*	Interdigital Communications Corp	74
4,594	*	International Rectifier Corp	190
9,742		Intersil Corp (Class A)	211
1,400		Inter-Tel, Inc	35
2,296	*	InterVoice, Inc	26
1,160	*	IXYS Corp	9
10,780	*	Jabil Circuit, Inc	271
93,458	*	JDS Uniphase Corp	354
6,007	*	Kemet Corp	73
4,991	*	Kopin Corp	26
6,353		L-3 Communications Holdings, Inc	424
7,863	*	Lattice Semiconductor Corp	55
574	*	Lifeline Systems, Inc	14
22,260		Linear Technology Corp	879
1,534	*	Littelfuse, Inc	65
1,293		LSI Industries, Inc	15
26,560	*	LSI Logic Corp	202
1,646	*	Magnetek, Inc	14
3,108	*	Mattson Technology, Inc	37
23,050		Maxim Integrated Products, Inc	1,208
5,338		Maytag Corp	131
8,165	*	McData Corp (Class A)	44
943	*	Medis Technologies Ltd	15
2,262	*	MEMC Electronic Materials, Inc	22
1,540	*	Mercury Computer Systems, Inc	38
1,251	*	Merix Corp	14
2,500		Methode Electronics, Inc	32
400	*	Metrologic Instruments, Inc	8
4,755	*	Micrel, Inc	58
14,149		Microchip Technology, Inc	446
39,886	*	Micron Technology, Inc	611
4,228	*	Microsemi Corp	60
1,295	*	Microvision, Inc	11
2,847	*	MIPS Technologies, Inc	17

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
1,718	*	Mobility Electronics, Inc	14
8,643		Molex, Inc	277
1,515	*	Monolithic System Technology, Inc	11
1,809	*	Moog, Inc (Class A)	67
163,563		Motorola, Inc	2,985
7,339	*	MRV Communications, Inc	20
2,855	*	Mykrolis Corp	50
300		National Presto Industries, Inc	12
25,542	*	National Semiconductor Corp	562
3,233	*	NMS Communications Corp	24
10,695	*	Novellus Systems, Inc	336
11,534	*	Nvidia Corp	236
3,866	*	Omnivision Technologies, Inc	62
8,363	*	ON Semiconductor Corp	42
4,212	*	Openwave Systems, Inc	53
8,470	*	Oplink Communications, Inc	16
1,276	*	Optical Communication Products, Inc	3
869	*	OSI Systems, Inc	17
2,737	*	Paradyne Networks, Inc	15
1,250		Park Electrochemical Corp	32
1,447	*	Pericom Semiconductor Corp	15
2,260	*	Photronics, Inc	43
2,814	*	Pixelworks, Inc	43
3,309	*	Plantronics, Inc	139
3,100	*	Plexus Corp	42
3,483	*	Plug Power, Inc	26
1,374	*	PLX Technology, Inc	24
11,897	*	PMC-Sierra, Inc	171
7,006	*	Polycom, Inc	157
458	*	Powell Industries, Inc	8
1,813	*	Power Integrations, Inc	45
4,438	*	Power-One, Inc	49
4,709	*	Powerwave Technologies, Inc	36
6,815	*	QLogic Corp	181
55,859		Qualcomm, Inc	4,077
6,100	*	Rambus, Inc	108
2,306	*	Rayovac Corp	65
1,663		Regal-Beloit Corp	37
4,091	*	Remec, Inc	26
12,915	*	RF Micro Devices, Inc	97
12,762		Rockwell Collins, Inc	425
1,100	*	Rogers Corp	77
36,135	*	Sanmina-SCI Corp	329
2,915	*	SBA Communications Corp	13
1,000	*	SBS Technologies, Inc	16
10,570		Scientific-Atlanta, Inc	365
1,500	*	Seachange International, Inc	25
16,448	b*	Seagate Technology, Inc	0
5,166	*	Semtech Corp	122
1,709	*	Sigmatel, Inc	50
5,145	*	Silicon Image, Inc	68
2,561	*	Silicon Laboratories, Inc	119
5,900	*	Silicon Storage Technology, Inc	61
500	*	Siliconix, Inc	25
1,800	*	Sipex Corp	10
85,893	*	Sirius Satellite Radio, Inc	265
10,341	*	Skyworks Solutions, Inc	90
1,197		Smith (A.O.) Corp	38
15,365	*	Sonus Networks, Inc	73
1,632	*	Spatialight, Inc	10

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
1,100		Spectralink Corp	16
710	*	Staktek Holdings, Inc	4
1,279	*	Standard Microsystems Corp	30
700	*	Stoneridge, Inc	12
6,000	*	Stratex Networks, Inc	18
745	*	Supertex, Inc	12
12,134	*	Sycamore Networks, Inc	51
2,907	*	Symmetricom, Inc	26
1,530	*	Synaptics, Inc	29
2,804	*	Technitrol, Inc	61
3,400	*	Tekelec	62
29,464	*	Tellabs, Inc	258
4,400	*	Terayon Communication Systems, Inc	10
1,675	*	Tessera Technologies, Inc	30
122,177		Texas Instruments, Inc	2,954
4,084		Thomas & Betts Corp	111
10,352	*	Transmeta Corp	23
1,302	*	Trident Microsystems, Inc	15
2,378	*	Tripath Technology, Inc	8
9,492	*	Triquint Semiconductor, Inc	52
2,833	*	TTM Technologies, Inc	34
640	*	Ulticom, Inc	7
976	*	Ultralife Batteries, Inc	19
1,200	*	Universal Display Corp	13
1,000	*	Universal Electronics, Inc	18
6,265	*	Utstarcom, Inc	190
3,331	*	Valence Technology, Inc	11
2,523	*	Varian Semiconductor Equipment Associates, Inc	97
9,239	*	Verso Technologies, Inc	16
1,399	*	Viasat, Inc	35
1,471	*	Vicor Corp	27
11,380	*	Vishay Intertechnology, Inc	211
14,636	*	Vitesse Semiconductor Corp	71
2,980	*	Westell Technologies, Inc	15
4,823		Whirlpool Corp	331
1,507	*	Wilson Greatbatch Technologies, Inc	42
800		Woodhead Industries, Inc	12
2,045	*	Xicor, Inc	31
23,957		Xilinx, Inc	798
1,399	*	Zhone Technologies, Inc	5

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	70,530

ENGINEERING AND MANAGEMENT SERVICES - 0.87%
1,600	*	Accelrys, Inc	16
1,230	*	Advisory Board Co	44
4,200	*	Affymetrix, Inc	137
3,126	*	Answerthink, Inc	18
1,368	*	Antigenics, Inc	12
4,841	*	Applera Corp (Celera Genomics Group)	56
3,600	*	Ariad Pharmaceuticals, Inc	27
3,562	*	Axonyx, Inc	19
10,858	*	BearingPoint, Inc	96
5,636	*	Celgene Corp	323
5,421	*	Century Business Services, Inc	24
706	*	Charles River Associates, Inc	22
1,445	*	Ciphergen Biosystems, Inc	11
942	*	Cornell Cos, Inc	13
2,561		Corporate Executive Board Co	148
2,443	*	Corrections Corp Of America	96
4,280	*	Covance, Inc	165
2,974	*	CuraGen Corp	18

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
1,903	*	CV Therapeutics, Inc	32
3,808	*	Decode Genetics, Inc	32
1,618	*	DiamondCluster International, Inc	14
3,731	*	Digitas, Inc	41
1,742	*	Diversa Corp	18
1,820	*	Dyax Corp	21
3,090	*	eResearch Technology, Inc	87
4,377	*	Exelixis, Inc	44
3,466	*	Exult, Inc	19
5,722		Fluor Corp	273
1,000	*	Forrester Research, Inc	19
2,772	*	FTI Consulting, Inc	46
2,986	*	Gartner, Inc (Class A)	39
2,624	*	Gartner, Inc (Class B)	34
724	*	Genencor International, Inc	12
3,419	*	Gen-Probe, Inc	162
30,479		Halliburton Co	922
2,109	*	Hewitt Associates, Inc	58
4,807	*	Incyte Corp	37
599	*	Infrasource Services, Inc	7
3,395	*	Jacobs Engineering Group, Inc	134
1,504	*	Keryx Biopharmaceuticals, Inc	19
1,236	*	Kosan Biosciences, Inc	10
584		Landauer, Inc	26
907	*	LECG Corp	16
4,403	*	Lexicon Genetics, Inc	35
1,975	*	Lifecell Corp	22
1,864	*	Luminex Corp	19
1,968	*	Maxim Pharmaceuticals, Inc	19
1,221	*	MAXIMUS, Inc	43
2,143	*	Maxygen, Inc	23
18,593		Monsanto Co	716
8,767		Moody’s Corp	567
400	*	MTC Technologies, Inc	10
1,780	*	Myriad Genetics, Inc	27
3,190	*	Navigant Consulting, Inc	68
951	*	Neopharm, Inc	10
4,219	*	Oscient Pharmaceuticals Corp	22
1,703	*	Parexel International Corp	34
23,418		Paychex, Inc	793
2,266	*	Per-Se Technologies, Inc	33
3,516	*	Pharmaceutical Product Development, Inc	112
6,113	*	Pharmos Corp	25
2,566	*	PRG-Schultz International, Inc	14
5,338		Quest Diagnostics, Inc	453
1,565	*	Regeneration Technologies, Inc	17
2,361	*	Regeneron Pharmaceuticals, Inc	25
1,607	*	Resources Connection, Inc	63
695	*	Rigel Pharmaceuticals, Inc	10
3,182	*	Seattle Genetics, Inc	22
20,732		Servicemaster Co	255
867	*	SFBC International, Inc	27
1,062	*	Sourcecorp	29
1,956	*	Symyx Technologies, Inc	47
500	*	Tejon Ranch Co	17
2,861	*	Telik, Inc	68
3,591	*	Tetra Tech, Inc	59
2,015	*	Transkaryotic Therapies, Inc	30
791	*	TRC Cos, Inc	13
953	*	Trimeris, Inc	14

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
3,553	*	Tularik, Inc	88
4,973	*	U.S. Oncology, Inc	73
2,180	*	URS Corp	60
1,284	*	Ventiv Health, Inc	20
1,753	*	Washington Group International, Inc	63
2,145		Watson Wyatt & Co Holdings	57

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,469

FABRICATED METAL PRODUCTS - 0.71%
2,586	*	Alliant Techsystems, Inc	164
3,956		Ball Corp	285
714		CIRCOR International, Inc	15
3,558		Crane Co	112
11,261	*	Crown Holdings, Inc	112
16,086		Danaher Corp	834
376	*	Drew Industries, Inc	15
10,213		Fortune Brands, Inc	770
1,746	*	Griffon Corp	39
546		Gulf Island Fabrication, Inc	12
2,800		Harsco Corp	132
18,296		Illinois Tool Works, Inc	1,754
1,170	*	Intermagnetics General Corp	40
5,881	*	Jacuzzi Brands, Inc	47
496		Lifetime Hoan Corp	11
31,853		Masco Corp	993
933	*	Mobile Mini, Inc	27
1,321	*	NCI Building Systems, Inc	43
4,275	*	Shaw Group, Inc	43
711		Silgan Holdings, Inc	29
1,276		Simpson Manufacturing Co, Inc	72
4,037		Snap-On, Inc	135
4,636		Stanley Works	211
1,400		Sturm Ruger & Co, Inc	17
1,674	*	Taser International, Inc	73
4,033	*	Tower Automotive, Inc	15
1,000		Valmont Industries, Inc	23
690	*	Water Pik Technologies, Inc	11
1,666		Watts Water Technologies, Inc (Class A)	45

		TOTAL FABRICATED METAL PRODUCTS	6,079

FOOD AND KINDRED PRODUCTS - 3.33%
1,106		American Italian Pasta Co (Class A)	34
55,900		Anheuser-Busch Cos, Inc	3,019
37,913		Archer Daniels Midland Co	636
700	*	Boston Beer Co, Inc (Class A)	14
1,041		Cal-Maine Foods, Inc	15
15,985		Campbell Soup Co	430
263		Coca-Cola Bottling Co Consolidated	15
146,615		Coca-Cola Co	7,401
15,688		Coca-Cola Enterprises, Inc	455
37,888		Conagra Foods, Inc	1,026
6,233	*	Constellation Brands, Inc (Class A)	231
1,894		Coors (Adolph) Co (Class B)	137
2,534		Corn Products International, Inc	118
4,436	*	Darling International, Inc	19
10,783	*	Dean Foods Co	402
12,588	*	Del Monte Foods Co	128
650		Farmer Brothers Co	17
2,383		Flowers Foods, Inc	62
21,077		General Mills, Inc	1,002
24,878		H.J. Heinz Co	975
417	*	Hansen Natural Corp	11

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
5,544	*	Hercules, Inc	68
12,744		Hershey Foods Corp	590
5,077		Hormel Foods Corp	158
2,936	*	Interstate Bakeries Corp	32
400	*	J & J Snack Foods Corp	16
3,989		J.M. Smucker Co	183
17,499		Kellogg Co	732
19,337		Kraft Foods, Inc (Class A)	613
1,829		Lancaster Colony Corp	76
1,746		Lance, Inc	27
686	*	M&F Worldwide Corp	9
9,489		McCormick & Co, Inc (Non-Vote)	323
275		MGP Ingredients, Inc	11
518		National Beverage Corp	5
624	*	Peets Coffee & Tea, Inc	16
11,947		Pepsi Bottling Group, Inc	365
3,934		PepsiAmericas Inc	84
118,653		PepsiCo, Inc	6,393
1,099		Pilgrim’s Pride Corp	32
2,056	*	Ralcorp Holdings, Inc	72
430		Riviana Foods, Inc	11
669	*	Robert Mondavi Corp (Class A)	25
716		Sanderson Farms, Inc	38
54,701		Sara Lee Corp	1,258
3,076		Sensient Technologies Corp	66
6,771	*	Smithfield Foods, Inc	199
1,735		Tootsie Roll Industries, Inc	56
2,585		Topps Co, Inc	25
15,485		Tyson Foods, Inc (Class A)	324
11,505		Wrigley (Wm.) Jr Co	725

		TOTAL FOOD AND KINDRED PRODUCTS	28,679

FOOD STORES - 0.50%
1,696	*	7-Eleven, Inc	30
23,819		Albertson’s, Inc	632
97		Arden Group, Inc (Class A)	9
1,203	*	Great Atlantic & Pacific Tea Co, Inc	9
700		Ingles Markets, Inc (Class A)	8
53,429	*	Kroger Co	972
2,088	*	Panera Bread Co (Class A)	75
806	*	Pantry, Inc	18
2,206	*	Pathmark Stores, Inc	17
2,200		Ruddick Corp	49
31,297	*	Safeway, Inc	793
27,620	*	Starbucks Corp	1,201
779		Weis Markets, Inc	27
3,830		Whole Foods Market, Inc	366
2,108	*	Wild Oats Markets, Inc	30
4,470	*	Winn-Dixie Stores, Inc	32

		TOTAL FOOD STORES	4,268

FORESTRY - 0.11%
15,586		Weyerhaeuser Co	984

		TOTAL FORESTRY	984

FURNITURE AND FIXTURES - 0.32%
845		Bassett Furniture Industries, Inc	18
2,243		Ethan Allen Interiors, Inc	81
3,459		Furniture Brands International, Inc	87
5,200		Herman Miller, Inc	150
3,609		Hillenbrand Industries, Inc	218
4,114		HNI Corp	174
380		Hooker Furniture Corp	8

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
3,257	*	Interface, Inc (Class A)	28
12,860		Johnson Controls, Inc	686
2,436		Kimball International, Inc (Class B)	36
3,952		La-Z-Boy, Inc	71
4,399		Lear Corp	259
13,681		Leggett & Platt, Inc	365
19,520		Newell Rubbermaid, Inc	459
2,530	*	Select Comfort Corp	72
389		Stanley Furniture Co, Inc	16
3,267		Steelcase, Inc (Class A)	46

		TOTAL FURNITURE AND FIXTURES	2,774

FURNITURE AND HOMEFURNISHINGS STORES - 0.34%
20,930	*	Bed Bath & Beyond, Inc	805
18,471		Best Buy Co, Inc	937
13,817		Circuit City Stores, Inc (Circuit City Group)	179
1,370	*	Cost Plus, Inc	44
1,100	*	Electronics Boutique Holdings Corp	29
1,300	*	Gamestop Corp (Class A)	20
1,692	*	Guitar Center, Inc	75
1,232		Haverty Furniture Cos, Inc	22
700	*	Kirkland’s, Inc	8
3,107	*	Linens ‘n Things, Inc	91
6,500		Pier 1 Imports, Inc	115
11,717		RadioShack Corp	335
1,828	*	Restoration Hardware, Inc	13
2,382	*	The Bombay Co, Inc	15
1,215	*	Trans World Entertainment Corp	12
6,132	*	Williams-Sonoma, Inc	202

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,902

GENERAL BUILDING CONTRACTORS - 0.35%
952		Beazer Homes U.S.A., Inc	95
997		Brookfield Homes Corp	26
8,698		Centex Corp	398
16,198		D.R. Horton, Inc	460
147	*	Dominion Homes, Inc	3
2,166	*	Hovnanian Enterprises, Inc (Class A)	75
2,824		KB Home	194
7,518		Lennar Corp (Class A)	336
720		Lennar Corp (Class B)	30
1,065	*	Levitt Corp (Class A)	27
862		M/I Homes, Inc	35
1,563		MDC Holdings, Inc	99
736	*	Meritage Corp	51
420	*	NVR, Inc	203
1,250	*	Palm Harbor Homes, Inc	22
900	*	Perini Corp	10
7,323		Pulte Homes, Inc	381
1,960		Ryland Group, Inc	153
2,279		Standard-Pacific Corp	112
639		Technical Olympic U.S.A., Inc	14
3,407	*	Toll Brothers, Inc	144
2,013		Walter Industries, Inc	27
2,352	*	WCI Communities, Inc	52
356	*	William Lyon Homes, Inc	33

		TOTAL GENERAL BUILDING CONTRACTORS	2,980

GENERAL MERCHANDISE STORES - 2.20%
2,874	*	99 Cents Only Stores	44
8,000	*	Big Lots, Inc	116
4,983	*	BJ’s Wholesale Club, Inc	125
360		Bon-Ton Stores, Inc	5

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
1,372	*	Brookstone, Inc	28
2,822		Casey’s General Stores, Inc	52
481	*	Conn’s, Inc	8
32,294		Costco Wholesale Corp	1,326
4,851		Dillard’s, Inc (Class A)	108
20,065		Dollar General Corp	392
8,180	*	Dollar Tree Stores, Inc	224
10,790		Family Dollar Stores, Inc	328
13,181		Federated Department Stores, Inc	647
2,720		Fred’s, Inc	60
398	*	Gander Mountain Co	9
18,043		J.C. Penney Co, Inc	681
3,283	*	Kmart Holding Corp	236
20,377	*	Kohl’s Corp	862
20,021		May Department Stores Co	550
1,723		Neiman Marcus Group, Inc (Class A)	96
723		Neiman Marcus Group, Inc (Class B)	38
919	*	Retail Ventures, Inc	7
9,017		Saks, Inc	135
15,893		Sears Roebuck & Co	600
2,069	*	ShopKo Stores, Inc	29
1,757	*	Stein Mart, Inc	29
64,387		Target Corp	2,735
1,789	*	Tuesday Morning Corp	52
178,268		Wal-Mart Stores, Inc	9,405

		TOTAL GENERAL MERCHANDISE STORES	18,927

HEALTH SERVICES - 0.85%
3,370	*	Accredo Health, Inc	131
757	*	Amedisys, Inc	25
493	*	America Service Group, Inc	17
2,010	*	American Healthways, Inc	54
2,139	*	Amsurg Corp	54
3,761	*	Apria Healthcare Group, Inc	108
7,127	*	Beverly Enterprises, Inc	61
535	*	Bio-Reference Labs, Inc	7
30,911	*	Caremark Rx, Inc	1,018
3,492	*	Community Health Systems, Inc	93
500	*	Corvel Corp	14
6,161	*	Coventry Health Care, Inc	301
2,321	*	Cross Country Healthcare, Inc	42
6,902	*	DaVita, Inc	213
400	e*	Dynacq Healthcare, Inc	2
1,776	*	Enzo Biochem, Inc	27
4,446	*	Express Scripts, Inc	352
6,878	*	First Health Group Corp	107
1,379	*	Genesis HealthCare Corp	40
1,525	*	Gentiva Health Services, Inc	25
33,376		HCA, Inc	1,388
16,770		Health Management Associates, Inc (Class A)	376
3,932		Hooper Holmes, Inc	23
2,161	*	Inveresk Research Group, Inc	67
1,831	*	Kindred Healthcare, Inc	48
1,185	*	LabOne, Inc	38
10,565	*	Laboratory Corp Of America Holdings	419
715	*	LCA-Vision, Inc	21
2,695	*	LifePoint Hospitals, Inc	100
7,330	*	Lincare Holdings, Inc	241
1,871	*	Magellan Health Services, Inc	63
6,895		Manor Care, Inc	225
624	*	Matria Healthcare, Inc	16

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
419	*	Medcath Corp	8
600		National Healthcare Corp	17
2,611	*	NeighborCare, Inc	82
2,544	*	Odyssey HealthCare, Inc	48
859		Option Care, Inc	13
3,260	*	Orthodontic Centers Of America, Inc	27
1,764	*	Pediatrix Medical Group, Inc	123
6,600	b*	Physicians Resource Group, Inc	0
3,350	*	Province Healthcare Co	57
689	*	Psychiatric Solutions, Inc	17
1,200	*	RehabCare Group, Inc	32
5,098	*	Renal Care Group, Inc	169
6,397		Select Medical Corp	86
366	*	Specialty Laboratories, Inc	3
1,300	*	Sunrise Senior Living, Inc	51
575	*	Symbion, Inc	10
33,103	*	Tenet Healthcare Corp	444
5,249	*	Triad Hospitals, Inc	195
1,954	*	United Surgical Partners International, Inc	77
3,448		Universal Health Services, Inc (Class B)	158
774	*	VistaCare, Inc (Class A)	14

		TOTAL HEALTH SERVICES	7,347

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
2,325		Granite Construction, Inc	42
1,632	*	Insituform Technologies, Inc (Class A)	27

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	69

HOLDING AND OTHER INVESTMENT OFFICES - 2.60%
816	*	4Kids Entertainment, Inc	20
1,704		Acadia Realty Trust	23
1,716		Affordable Residential Communities	28
700		Alabama National Bancorp	39
142	*	Alexander’s, Inc	24
1,279		Alexandria Real Estate Equities, Inc	73
7,895		Allied Capital Corp	193
5,726		AMB Property Corp	198
1,700		Amcore Financial, Inc	51
7,622		American Financial Realty Trust	109
2,412		American Home Mortgage Investment Corp	63
1,759		AMLI Residential Properties Trust	52
8,195		Annaly Mortgage Management, Inc	139
3,218		Anthracite Capital, Inc	39
3,102		Anworth Mortgage Asset Corp	37
6,524		Apartment Investment & Management Co (Class A)	203
4,309	*	Apollo Investment Corp	59
487		Arbor Realty Trust, Inc	10
12,972		Archstone-Smith Trust	380
4,553		Arden Realty, Inc	134
1,391		Ashford Hospitality Trust, Inc	12
4,303		AvalonBay Communities, Inc	243
996		Bedford Property Investors	29
5,058		Boston Properties, Inc	253
2,844		Brandywine Realty Trust	77
3,459		BRE Properties, Inc (Class A)	120
3,927		Brookline Bancorp, Inc	58
2,767		Camden Property Trust	127
2,163		Capital Automotive REIT	63
1,573	*	Capital Lease Funding, Inc	16
190		Capital Southwest Corp	15
554		Capitol Bancorp Ltd	14
1,032		Capstead Mortgage Corp	14

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
3,778		CarrAmerica Realty Corp	114
1,601		CBL & Associates Properties, Inc	88
1,144		Cedar Shopping Centers, Inc	13
1,600		Centerpoint Properties Trust	123
2,589		Chelsea Property Group, Inc	169
342		Cherokee, Inc	9
1,222		Colonial Properties Trust	47
3,590		Commercial Net Lease Realty, Inc	62
706		Community Banks, Inc	21
2,770		Community First Bankshares, Inc	89
3,454		Cornerstone Realty Income Trust, Inc	30
2,361		Corporate Office Properties Trust	59
916		Correctional Properties Trust	27
2,543		Cousins Properties, Inc	84
5,712		Crescent Real Estate Equities Co	92
6,195		Developers Diversified Realty Corp	219
10,311		Duke Realty Corp	328
1,377		Eastgroup Properties, Inc	46
1,500		Entertainment Properties Trust	54
2,800		Equity Inns, Inc	26
28,532		Equity Office Properties Trust	776
2,360		Equity One, Inc	43
19,383		Equity Residential	576
1,591		Essex Property Trust, Inc	109
3,584		Federal Realty Investment Trust	149
3,200	*	FelCor Lodging Trust, Inc	39
800		First Indiana Corp	15
2,865		First Industrial Realty Trust, Inc	106
5,807		First Niagara Financial Group, Inc	70
987		First Place Financial Corp	18
4,200		Fremont General Corp	74
9,588		Friedman Billings Ramsey Group, Inc	190
2,100		Gables Residential Trust	71
15,328		General Growth Properties, Inc	453
760		German American Bancorp	13
638		Gladstone Capital Corp	13
1,935		Glenborough Realty Trust, Inc	36
2,871		Glimcher Realty Trust	64
1,341		Government Properties Trust, Inc	14
3,669		Greater Bay Bancorp	106
863	*	Harris & Harris Group, Inc	11
9,378		Health Care Property Investors, Inc	225
3,639		Health Care REIT, Inc	118
2,992		Healthcare Realty Trust, Inc	112
1,887		Heritage Property Investment Trust	51
2,403		Highland Hospitality Corp	24
3,647		Highwoods Properties, Inc	86
2,361		Home Properties, Inc	92
4,670		Hospitality Properties Trust	198
19,213	*	Host Marriott Corp	237
12,322		HRPT Properties Trust	123
4,356		IMPAC Mortgage Holdings, Inc	98
4,582		Independence Community Bank Corp	167
1,794		Innkeepers U.S.A. Trust	18
2,415		Investors Real Estate Trust	25
6,200		iShares Russell 2000 Index Fund	732
6,923		iStar Financial, Inc	277
1,942		Keystone Property Trust	47
1,973		Kilroy Realty Corp	67
6,825		Kimco Realty Corp	311

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
1,865	*	Koger Equity, Inc	43
1,672		Kramont Realty Trust	27
13,056	*	La Quinta Corp	110
1,927		LaSalle Hotel Properties	47
3,346		Lexington Corporate Properties Trust	67
5,400		Liberty Property Trust	217
1,014		LTC Properties, Inc	17
2,536		Luminent Mortgage Capital, Inc	30
4,337		Macerich Co	208
4,122		Mack-Cali Realty Corp	171
2,360		Maguire Properties, Inc	58
1,295		Manufactured Home Communities, Inc	43
6,043	*	Meristar Hospitality Corp	41
5,284		MFA Mortgage Investments, Inc	47
1,237		Mid-America Apartment Communities, Inc	47
3,728		Mills Corp	174
1,041		Mission West Properties, Inc	13
800		National Health Investors, Inc	22
4,621		Nationwide Health Properties, Inc	87
7,437		New Plan Excel Realty Trust	174
2,361		Newcastle Investment Corp	71
1,737		Novastar Financial, Inc	66
3,221		Omega Healthcare Investors, Inc	32
1,178		Oriental Financial Group, Inc	32
573		Origen Financial, Inc	5
2,862		Pan Pacific Retail Properties, Inc	145
764		Parkway Properties, Inc	34
2,046		Pennsylvania Real Estate Investment Trust	70
13,020		Plum Creek Timber Co, Inc	424
9,461		Popular, Inc	405
2,764		Post Properties, Inc	81
3,092		Prentiss Properties Trust	104
1,525		Price Legacy Corp	28
1,141		PrivateBancorp, Inc	31
11,632		Prologis	383
1,084		Prosperity Bancshares, Inc	26
1,073		PS Business Parks, Inc	43
6,600		Public Storage, Inc	304
425		Quaker City Bancorp, Inc	23
1,730		RAIT Investment Trust	43
992		Ramco-Gershenson Properties	24
2,700		Realty Income Corp	113
4,644		Reckson Associates Realty Corp	128
1,111		Redwood Trust, Inc	62
3,218		Regency Centers Corp	138
6,268		Rouse Co	298
1,000		Sandy Spring Bancorp, Inc	35
800		Saul Centers, Inc	26
3,728		Senior Housing Properties Trust	63
3,170		Shurgard Storage Centers, Inc (Class A)	119
10,042		Simon Property Group, Inc	516
2,684		SL Green Realty Corp	126
902		Sovran Self Storage, Inc	34
18,418		SPDR Trust Series 1	2,109
868		Suffolk Bancorp	28
1,970		Summit Properties, Inc	51
1,069		Sun Communities, Inc	40
3,131		Susquehanna Bancshares, Inc	79
945		Tanger Factory Outlet Centers, Inc	37
3,455		Taubman Centers, Inc	79

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
5,639		Thornburg Mortgage, Inc	152
587		Tompkins Trustco, Inc	28
1,037		Town & Country Trust	26
5,482		Trizec Properties, Inc	89
1,311		U.S. Restaurant Properties, Inc	20
8,889		United Dominion Realty Trust, Inc	176
795		Universal Health Realty Income Trust	23
1,407		Urstadt Biddle Properties, Inc (Class A)	21
5,831		Ventas, Inc	136
5,860		Vornado Realty Trust	335
61,591		Washington Mutual, Inc	2,380
2,550		Washington Real Estate Investment Trust	75
2,859		Waypoint Financial Corp	79
4,941		Weingarten Realty Investors	155
358		Westfield Financial, Inc	7
1,215		Winston Hotels, Inc	13

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	22,382

HOTELS AND OTHER LODGING PLACES - 0.32%
709		Ameristar Casinos, Inc	24
1,131	*	Bluegreen Corp	16
2,130	*	Boca Resorts, Inc (Class A)	42
2,248		Boyd Gaming Corp	60
1,590		Choice Hotels International, Inc	80
596	*	Empire Resorts, Inc	8
24,303		Hilton Hotels Corp	453
4,689		Mandalay Resort Group	322
1,242		Marcus Corp	21
14,035		Marriott International, Inc (Class A)	700
4,788	*	MGM Mirage	225
2,469	*	Pinnacle Entertainment, Inc	31
2,481	*	Prime Hospitality Corp	26
13,596		Starwood Hotels & Resorts Worldwide, Inc	610
1,382	*	Vail Resorts, Inc	26
2,299	*	Wynn Resorts Ltd	89

		TOTAL HOTELS AND OTHER LODGING PLACES	2,733

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.17%
54,364		3M Co	4,893
676	*	Aaon, Inc	14
1,648	*	Actuant Corp	64
7,209	*	Adaptec, Inc	61
4,600	*	Advanced Digital Information Corp	45
6,268	*	AGCO Corp	128
1,703		Albany International Corp (Class A)	57
13,350	*	American Standard Cos, Inc	538
25,631	*	Apple Computer, Inc	834
116,966	*	Applied Materials, Inc	2,295
1,200	*	Astec Industries, Inc	23
444	*	ASV, Inc	14
3,264	*	Asyst Technologies, Inc	34
2,010	*	Authentidate Holding Corp	22
3,409	*	Avocent Corp	125
7,081	*	Axcelis Technologies, Inc	88
24,375		Baker Hughes, Inc	918
300		BHA Group Holdings, Inc	11
5,538		Black & Decker Corp	344
1,400		Black Box Corp	66
1,560		Briggs & Stratton Corp	138
3,284	*	Brooks Automation, Inc	66
674		Cascade Corp	21
24,320		Caterpillar, Inc	1,932

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
5,864	*	Cirrus Logic, Inc	35
469,984	*	Cisco Systems, Inc	11,139
3,734	*	Cooper Cameron Corp	182
5,956	*	Cray, Inc	39
2,669		Cummins, Inc	167
1,000	*	Cuno, Inc	53
2,481	*	Cymer, Inc	93
17,052		Deere & Co	1,196
174,759	*	Dell, Inc	6,260
5,272		Diebold, Inc	279
5,426		Donaldson Co, Inc	159
3,015	*	Dot Hill Systems Corp	34
14,330		Dover Corp	603
463	*	Dril-Quip, Inc	9
9,902		Eaton Corp	641
3,700	*	Electronics For Imaging, Inc	105
166,395	*	EMC Corp	1,897
5,823	*	Emulex Corp	83
1,548		Engineered Support Systems, Inc	91
1,375	*	EnPro Industries, Inc	32
1,492	*	Esterline Technologies Corp	44
2,479	*	FalconStor Software, Inc	19
909	*	Flanders Corp	8
3,771	*	Flowserve Corp	94
3,959	*	FMC Technologies, Inc	114
2,076	*	FSI International, Inc	16
1,373	*	Gardner Denver, Inc	38
15,479	*	Gateway, Inc	70
428	*	General Binding Corp	7
1,604	*	Global Power Equipment Group, Inc	13
539		Gorman-Rupp Co	15
4,828		Graco, Inc	150
8,494	*	Grant Prideco, Inc	157
214,146		Hewlett-Packard Co	4,518
835	*	Hydril	26
3,542	*	Hypercom Corp	30
2,839		IDEX Corp	98
2,671	*	InFocus Corp	23
116,676		International Business Machines Corp	10,285
24,248		International Game Technology	936
1,163	*	Intevac, Inc	10
3,555		Iomega Corp	20
6,433		ITT Industries, Inc	534
3,200		JLG Industries, Inc	44
3,534		Joy Global, Inc	106
993	*	Kadant, Inc	23
1,979		Kaydon Corp	61
2,535		Kennametal, Inc	116
1,583	*	Komag, Inc	22
3,600	*	Kulicke & Soffa Industries, Inc	39
9,315	*	Lam Research Corp	250
3,073		Lennox International, Inc	56
8,576	*	Lexmark International, Inc	828
2,211		Lincoln Electric Holdings, Inc	75
700		Lindsay Manufacturing Co	17
400		Lufkin Industries, Inc	13
1,857		Manitowoc Co, Inc	63
17,191	*	Maxtor Corp	114
1,115	*	Micros Systems, Inc	53
310		Middleby Corp	17

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
1,150	*	Milacron, Inc	5
2,000		Modine Manufacturing Co	64
413		Nacco Industries, Inc (Class A)	39
5,964	*	National-Oilwell, Inc	188
1,504	*	Netgear, Inc	16
21,173	*	Network Appliance, Inc	456
1,903		Nordson Corp	83
2,019	*	Oil States International, Inc	31
1,512	*	Omnicell, Inc	22
547	*	Overland Storage, Inc	7
8,166		Pall Corp	214
2,905	*	PalmOne, Inc	101
8,479		Parker Hannifin Corp	504
2,314	*	Paxar Corp	45
6,972		Pentair, Inc	235
16,663		Pitney Bowes, Inc	737
904	*	Planar Systems, Inc	12
2,200	*	Presstek, Inc	23
1,773	*	ProQuest Co	48
12,525	*	Quantum Corp	39
600		Robbins & Myers, Inc	13
11,224	*	Sandisk Corp	243
744		Sauer-Danfoss, Inc	13
600		Schawk, Inc	8
3,855	*	Scientific Games Corp (Class A)	74
1,100	*	Semitool, Inc	12
18,144	*	Silicon Graphics, Inc	40
517	*	Simpletech, Inc	2
7,256	*	Smith International, Inc	405
58,297	*	Solectron Corp	377
5,466		SPX Corp	254
800		Standex International Corp	22
2,032		Stewart & Stevenson Services, Inc	36
7,539	*	Storage Technology Corp	219
16,219		Symbol Technologies, Inc	239
1,000		Tecumseh Products Co (Class A)	41
600		Tennant Co	25
3,427	*	Terex Corp	117
1,000		Thomas Industries, Inc	33
4,711		Timken Co	125
1,683		Toro Co	118
594	*	Transact Technologies, Inc	19
1,608	*	Ultratech, Inc	26
3,395	*	UNOVA, Inc	69
1,820	*	Veeco Instruments, Inc	47
14,492	*	Western Digital Corp	126
675		Woodward Governor Co	49
52,726	*	Xerox Corp	765
12,291	*	Xybernaut Corp	21
2,873		York International Corp	118
2,605	*	Zebra Technologies Corp (Class A)	227

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	61,702

INSTRUMENTS AND RELATED PRODUCTS - 3.15%
1,214	*	Abaxis, Inc	23
1,059	*	Abiomed, Inc	13
657	*	ADE Corp	14
2,148	*	Advanced Medical Optics, Inc	91
1,396	*	Advanced Neuromodulation Systems, Inc	46
33,422	*	Agilent Technologies, Inc	979
1,853	e*	Aksys Ltd	11

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
3,618	*	Align Technology, Inc	69
1,754	*	American Medical Systems Holdings, Inc	59
477		Analogic Corp	20
295	*	Animas Corp	6
15,663		Applera Corp (Applied Biosystems Group)	341
1,344		Arrow International, Inc	40
1,500	*	Arthrocare Corp	44
624	*	Aspect Medical Systems, Inc	12
1,234	*	August Technology Corp	15
7,568		Bard (C.R.), Inc	429
3,695		Bausch & Lomb, Inc	240
42,079		Baxter International, Inc	1,452
4,485		Beckman Coulter, Inc	274
18,042		Becton Dickinson & Co	935
786		BEI Technologies, Inc	22
1,268	*	Biolase Technology, Inc	17
18,144		Biomet, Inc	806
1,200	*	Bio-Rad Laboratories, Inc (Class A)	71
45,388	*	Boston Scientific Corp	1,943
1,542	*	Bruker BioSciences Corp	8
1,038	*	Candela Corp	10
4,771	*	Cardiac Science, Inc	12
2,300	*	Cardiodynamics International Corp	12
2,899	*	Cepheid, Inc	33
400	*	Closure Medical Corp	10
2,776		Cognex Corp	107
2,100	*	Coherent, Inc	63
1,500		Cohu, Inc	29
939	*	Cole National Corp	22
1,773	*	Conceptus, Inc	20
1,940	*	Conmed Corp	53
2,252		Cooper Cos, Inc	142
6,689	*	Credence Systems Corp	92
2,061	*	CTI Molecular Imaging, Inc	29
1,543	*	Cyberonics, Inc	51
515	*	Cyberoptics Corp	13
8,521	*	Cytyc Corp	216
800		Datascope Corp	32
5,500		Dentsply International, Inc	287
1,465	*	Depomed, Inc	7
1,255	*	Dionex Corp	69
1,242	*	DJ Orthopedics, Inc	29
1,645	*	DRS Technologies, Inc	52
20,264		Eastman Kodak Co	547
1,002		EDO Corp	24
4,390	*	Edwards Lifesciences Corp	153
2,138	*	Encore Medical Corp	13
1,525	*	Endocardial Solutions, Inc	16
859	*	ESCO Technologies, Inc	46
399	*	Exactech, Inc	9
833	*	Excel Technology, Inc	28
458		E-Z-Em-Inc	8
735	*	Faro Technologies, Inc	19
1,709	*	FEI Co	41
4,450	*	Fisher Scientific International, Inc	257
2,442	*	Flir Systems, Inc	134
1,927	*	Formfactor, Inc	43
2,767	*	Fossil, Inc	75
21,910		Guidant Corp	1,224
1,357	*	Haemonetics Corp	40

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
1,390	*	Hanger Orthopedic Group, Inc	16
859	*	Herley Industries, Inc	17
1,387	*	Hologic, Inc	32
701	*	ICU Medical, Inc	24
1,260	*	I-Flow Corp	15
700		II-VI, Inc	21
2,022	*	Illumina, Inc	13
2,466	*	Inamed Corp	155
3,300	*	Input/Output, Inc	27
1,332	*	Integra LifeSciences Holding	47
2,329	*	Intuitive Surgical, Inc	44
1,790		Invacare Corp	80
1,155	*	Invision Technologies, Inc	58
1,262	*	Ionics, Inc	36
512	*	Ista Pharmaceuticals, Inc	5
1,441	*	Itron, Inc	33
1,548	*	Ixia	15
900		Keithley Instruments, Inc	20
520	*	Kensey Nash Corp	18
13,534	*	KLA-Tencor Corp	668
653	*	KVH Industries, Inc	8
1,433	*	Kyphon, Inc	40
1,257	*	Laserscope	35
542	*	LeCroy Corp	10
4,789	*	Lexar Media, Inc	32
4,233	*	LTX Corp	46
742	*	Measurement Specialties, Inc	16
522	*	Medical Action Industries, Inc	10
1,485	*	MedSource Technologies, Inc	11
84,259		Medtronic, Inc	4,105
3,043		Mentor Corp	104
1,469	*	Merit Medical Systems, Inc	23
2,475	*	Mettler-Toledo International, Inc	122
670	*	Micro Therapeutics, Inc	3
3,429	*	Millipore Corp	193
1,695		Mine Safety Appliances Co	57
2,254	*	MKS Instruments, Inc	51
1,101	*	Molecular Devices Corp	20
1,178		Movado Group, Inc	20
1,508		MTS Systems Corp	35
2,364	*	Nanogen, Inc	16
2,716	*	Newport Corp	44
451	*	NuVasive, Inc	5
1,667		Oakley, Inc	22
1,353	*	Ocular Sciences, Inc	51
3,100	*	Orbital Sciences Corp	43
2,298	*	Orthologic Corp	20
2,820	*	Orthovita, Inc	14
834	*	Palomar Medical Technologies, Inc	14
8,877		PerkinElmer, Inc	178
1,200	*	Photon Dynamics, Inc	42
4,783	*	Pinnacle Systems, Inc	34
1,227	*	Possis Medical, Inc	42
2,399	*	RAE Systems, Inc	13
28,970		Raytheon Co	1,036
2,350	*	Resmed, Inc	120
2,421	*	Respironics, Inc	142
11,858		Rockwell Automation, Inc	445
1,037	*	Rofin-Sinar Technologies, Inc	26
2,558		Roper Industries, Inc	146

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
688	*	Rudolph Technologies, Inc	13
762	*	Sirf Technology Holdings, Inc	10
2,167	*	Sola International, Inc	37
1,281	*	Sonic Innovations, Inc	7
1,305	*	Sonic Solutions, Inc	28
957	*	SonoSite, Inc	23
12,532	*	St. Jude Medical, Inc	948
1,647	*	Star Scientific, Inc	7
4,798	*	Steris Corp	108
19,736		Stryker Corp	1,085
2,566	*	Sybron Dental Specialties, Inc	77
358		Sypris Solutions, Inc	7
2,800	*	Techne Corp	122
5,828		Tektronix, Inc	198
2,389		Teleflex, Inc	120
13,483	*	Teradyne, Inc	306
11,386	*	Thermo Electron Corp	350
3,100	*	Thermogenesis	15
3,489	*	Thoratec Corp	37
3,521	*	Trimble Navigation Ltd	98
1,583	*	TriPath Imaging, Inc	15
688		United Industrial Corp	16
977	*	Urologix, Inc	15
4,606	*	Varian Medical Systems, Inc	365
2,410	*	Varian, Inc	102
951	*	Ventana Medical Systems, Inc	45
1,897	*	Viasys Healthcare, Inc	40
1,589	*	Viisage Technology, Inc	14
3,466	*	Visx, Inc	93
400		Vital Signs, Inc	12
8,959	*	Waters Corp	428
1,846	*	Wright Medical Group, Inc	66
1,200		X-Rite, Inc	17
311		Young Innovations, Inc	8
17,036	*	Zimmer Holdings, Inc	1,503
600	*	Zoll Medical Corp	21
1,200	*	Zygo Corp	13

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	27,154

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
20,397		AON Corp	581
3,654		Brown & Brown, Inc	157
1,019	*	Clark, Inc	19
2,076		Crawford & Co (Class B)	10
6,200		Gallagher (Arthur J.) & Co	189
2,140		Hilb, Rogal & Hamilton Co	76
37,347		Marsh & McLennan Cos, Inc	1,695
19,156	*	Medco Health Solutions, Inc	718
2,320		National Financial Partners Corp	82
2,450	*	USI Holdings Corp	39

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,566

INSURANCE CARRIERS - 4.88%
1,552		21st Century Insurance Group	20
10,081		Aetna, Inc	857
36,249		Aflac, Inc	1,479
2,273		Alfa Corp	32
291	*	Alleghany Corp	84
3,675	*	Allmerica Financial Corp	124
49,574		Allstate Corp	2,308
6,939		Ambac Financial Group, Inc	510
845		American Equity Investment Life Holding Co	8

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
2,572		American Financial Group, Inc	79
159,721		American International Group, Inc	11,385
644	*	American Medical Security Group, Inc	18
693		American National Insurance Co	64
652	*	American Physicians Capital, Inc	15
1,720	*	AMERIGROUP Corp	85
2,774		AmerUs Group Co	115
9,726	*	Anthem, Inc	871
1,958	*	Argonaut Group, Inc	36
3,874		Assurant, Inc	102
625		Baldwin & Lyons, Inc (Class B)	17
4,524		Berkley (W.R.) Corp	194
1,052		Bristol West Holdings, Inc	19
1,285	*	Centene Corp	50
2,096	*	Ceres Group, Inc	13
13,197		Chubb Corp	900
9,861		Cigna Corp	679
9,946		Cincinnati Financial Corp	433
1,846	*	Citizens, Inc	15
1,505	*	CNA Financial Corp	45
1,100	*	CNA Surety Corp	12
1,558		Commerce Group, Inc	77
10,017	*	Conseco, Inc	199
3,187	*	Danielson Holdings Corp	22
1,728		Delphi Financial Group, Inc (Class A)	77
220		Donegal Group, Inc	4
168		EMC Insurance Group, Inc	4
204	*	Enstar Group, Inc	11
1,854		Erie Indemnity Co (Class A)	87
881		FBL Financial Group, Inc (Class A)	25
10,788		Fidelity National Financial, Inc	403
4,830		First American Corp	125
558	*	FPIC Insurance Group, Inc	14
8,092	*	Genworth Financial, Inc	186
500		Great American Financial Resources, Inc	8
2,039		Harleysville Group, Inc	38
20,015		Hartford Financial Services Group, Inc	1,376
4,539		HCC Insurance Holdings, Inc	152
7,373	*	Health Net, Inc	195
900	*	HealthExtras, Inc	15
2,970		Horace Mann Educators Corp	52
11,571	*	Humana, Inc	196
235		Independence Holding Co	8
1,436		Infinity Property & Casualty Corp	47
10,164		Jefferson-Pilot Corp	516
314		Kansas City Life Insurance Co	13
1,329		Landamerica Financial Group, Inc	52
3,293		Leucadia National Corp	164
12,485		Lincoln National Corp	590
9,608		Loews Corp	576
600	*	Markel Corp	167
10,256		MBIA, Inc	586
1,767		Mercury General Corp	88
26,751		MetLife, Inc	959
6,300		MGIC Investment Corp	478
578		Midland Co	17
720	*	Molina Healthcare, Inc	27
3,484		MONY Group, Inc	109
154	*	National Western Life Insurance Co (Class A)	24
3,921		Nationwide Financial Services, Inc (Class A)	147

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
290	*	Navigators Group, Inc	8
103		NYMAGIC, Inc	3
1,205		Odyssey Re Holdings Corp	29
4,060	*	Ohio Casualty Corp	82
12,799		Old Republic International Corp	304
6,037		Oxford Health Plans, Inc	332
5,987	*	Pacificare Health Systems, Inc	231
700		Penn-America Group, Inc	10
1,212	*	Philadelphia Consolidated Holding Corp	73
6,516		Phoenix Cos, Inc	80
591	*	Pico Holdings, Inc	11
1,846	*	PMA Capital Corp (Class A)	17
6,589		PMI Group, Inc	287
1,502		Presidential Life Corp	27
20,955		Principal Financial Group	729
1,820	*	ProAssurance Corp	62
14,615		Progressive Corp	1,247
4,643		Protective Life Corp	180
37,631		Prudential Financial, Inc	1,749
6,568		Radian Group, Inc	315
1,878		Reinsurance Group Of America, Inc	76
1,557		RLI Corp	57
9,116		Safeco Corp	401
530		Safety Insurance Group, Inc	11
1,800		Selective Insurance Group, Inc	72
1,748	*	Sierra Health Services, Inc	78
45,330		St. Paul Travelers Cos, Inc	1,838
2,065		Stancorp Financial Group, Inc	138
913		State Auto Financial Corp	28
1,214		Stewart Information Services Corp	41
8,212		Torchmark Corp	442
1,424		Transatlantic Holdings, Inc	115
648	*	Triad Guaranty, Inc	38
2,600	*	UICI	62
518		United Fire & Casualty Co	30
42,112		UnitedHealth Group, Inc	2,621
3,350		Unitrin, Inc	143
1,679	*	Universal American Financial Corp	18
19,988		UnumProvident Corp	318
2,507	*	Vesta Insurance Group, Inc	16
1,564	*	WellChoice, Inc	65
10,530	*	Wellpoint Health Networks, Inc	1,179
95		Wesco Financial Corp	34
655		Zenith National Insurance Corp	32

		TOTAL INSURANCE CARRIERS	42,032

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
600	*	Geo Group, Inc	12

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	12

LEATHER AND LEATHER PRODUCTS - 0.10%
1,264		Brown Shoe Co, Inc	52
12,856	*	Coach, Inc	581
1,830		K-Swiss, Inc (Class A)	37
986	*	Maxwell Shoe Co, Inc (Class A)	23
600	*	Steven Madden Ltd	12
1,396	*	Timberland Co (Class A)	90
189		Weyco Group, Inc	6
2,882		Wolverine World Wide, Inc	76

		TOTAL LEATHER AND LEATHER PRODUCTS	877

LEGAL SERVICES - 0.00%
911	*	Pre-Paid Legal Services, Inc	22

		TOTAL LEGAL SERVICES	22

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
7,215	*	Laidlaw International, Inc	94

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	94

LUMBER AND WOOD PRODUCTS - 0.11%
330		American Woodmark Corp	20
4,900	*	Champion Enterprises, Inc	45
742		Deltic Timber Corp	28
17,910		Georgia-Pacific Corp	662
3,382		Rayonier, Inc	150
442		Skyline Corp	18
979		Universal Forest Products, Inc	32

		TOTAL LUMBER AND WOOD PRODUCTS	955

METAL MINING - 0.26%
741	*	Cleveland-Cliffs, Inc	42
15,276	*	Coeur D’alene Mines Corp	62
10,694		Freeport-McMoRan Copper & Gold, Inc (Class A)	355
8,220	*	Hecla Mining Co	47
4,500	b*	MascoTech, Inc	0
27,443		Newmont Mining Corp	1,064
6,499		Phelps Dodge Corp	504
1,076		Royal Gold, Inc	15
1,033		Southern Peru Copper Corp	43
4,305	*	Stillwater Mining Co	65

		TOTAL METAL MINING	2,197

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
2,239		Blyth, Inc	77
4,691		Callaway Golf Co	53
1,000	*	Daktronics, Inc	25
546		Escalade, Inc	13
9,648		Hasbro, Inc	183
5,789	*	Identix, Inc	43
1,657	*	Jakks Pacific, Inc	34
1,914	*	K2, Inc	30
1,909	*	Leapfrog Enterprises, Inc	38
30,831		Mattel, Inc	563
2,137		Nautilus Group, Inc	42
1,039	*	Oneida Ltd	2
800		Penn Engineering & Manufacturing Corp	17
1,010	*	RC2 Corp	36
700		Russ Berrie & Co, Inc	14
1,845	*	Shuffle Master, Inc	67
467	*	Steinway Musical Instruments, Inc	16
3,455	*	Yankee Candle Co, Inc	101

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,354

MISCELLANEOUS RETAIL - 1.45%
1,264	*	1-800-Flowers.com, Inc (Class A)	10
872	*	AC Moore Arts & Crafts, Inc	24
2,156	*	Alloy, Inc	13
19,768	*	Amazon.com, Inc	1,075
3,696	*	Barnes & Noble, Inc	126
1,412	*	Big 5 Sporting Goods Corp	37
574		Blair Corp	17
260	*	Blue Nile, Inc	10
5,623		Borders Group, Inc	132
2,000		Cash America International, Inc	46
1,017	*	Coldwater Creek, Inc	27
27,868		CVS Corp	1,171
2,094	*	Dick’s Sporting Goods, Inc	70
3,077	*	Drugstore.com, Inc	11

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
1,510	*	Duane Reade, Inc	25
35,609	*	eBay, Inc	3,274
1,193		Friedman’s, Inc (Class A)	4
1,144		Hancock Fabrics, Inc	15
1,626	*	Hibbett Sporting Goods, Inc	44
1,216	*	Jill (J.) Group, Inc	29
2,200		Longs Drug Stores Corp	53
4,946	*	Marvel Enterprises, Inc	97
4,777		Michaels Stores, Inc	263
2,246		MSC Industrial Direct Co (Class A)	74
21,801	*	Office Depot, Inc	390
7,218		Omnicare, Inc	309
1,001	*	Overstock.com, Inc	39
425	*	Party City Corp	5
400	*	PC Connection, Inc	3
541	*	PC Mall, Inc	10
2,833	*	Petco Animal Supplies, Inc	91
10,034		Petsmart, Inc	326
1,516	*	Priceline.com, Inc	41
30,040	*	Rite Aid Corp	157
814	*	Sharper Image Corp	26
1,548	*	Sports Authority, Inc	56
1,250		Stamps.com, Inc	13
33,469		Staples, Inc	981
9,058		Tiffany & Co	334
14,715	*	Toys ‘R’ Us, Inc	234
1,504	*	Valuevision International, Inc (Class A)	20
72,476		Walgreen Co	2,624
779		World Fuel Services Corp	35
3,748	*	Zale Corp	102

		TOTAL MISCELLANEOUS RETAIL	12,443

MOTION PICTURES - 1.31%
2,062	*	AMC Entertainment, Inc	32
2,197	*	Avid Technology, Inc	120
2,543		Blockbuster, Inc (Class A)	39
533		Carmike Cinemas, Inc	21
3,398	*	Hollywood Entertainment Corp	45
192,193	*	Liberty Media Corp (Class A)	1,728
3,935		Metro-Goldwyn-Mayer, Inc	48
1,849		Movie Gallery, Inc	36
2,427	*	NetFlix, Inc	87
929	*	Reading International, Inc	8
2,864		Regal Entertainment Group (Class A)	52
305,477	*	Time Warner, Inc	5,370
144,333		Walt Disney Co	3,679

		TOTAL MOTION PICTURES	11,265

NONDEPOSITORY INSTITUTIONS - 2.29%
1,136	*	Accredited Home Lenders Holding Co	32
1,625		Advanta Corp (Class A)	36
4,692		American Capital Strategies Ltd	131
78,431		American Express Co	4,030
10,952	*	AmeriCredit Corp	214
645		Asta Funding, Inc	11
16,064		Capital One Financial Corp	1,098
4,471	*	CapitalSource, Inc	109
2,774		CharterMac	55
13,962		CIT Group, Inc	535
1,233	*	CompuCredit Corp	21
18,822		Countrywide Financial Corp	1,322
962	*	Credit Acceptance Corp	14

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
5,925		Doral Financial Corp	204
843	*	Encore Capital Group, Inc	11
67,559		Fannie Mae	4,821
591	*	Federal Agricultural Mortgage Corp (Class C)	14
1,081	*	Financial Federal Corp	38
815	*	First Cash Financial Services, Inc	17
1,222	*	First Marblehead Corp	49
48,547		Freddie Mac	3,073
77,256		MBNA Corp	1,992
1,954		MCG Capital Corp	30
2,453	*	Metris Cos, Inc	21
563	*	Nelnet, Inc	10
1,903		New Century Financial Corp	89
20,239	*	Providian Financial Corp	297
2,022	*	Saxon Capital, Inc	46
29,446		SLM Corp	1,191
300		Student Loan Corp	41
265	*	United PanAm Financial Corp	5
1,585		Westcorp	72
825	*	WFS Financial, Inc	41
1,332	*	World Acceptance Corp	24

		TOTAL NONDEPOSITORY INSTITUTIONS	19,694

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
1,482		Amcol International Corp	28
1,049		Compass Minerals International, Inc	20
6,476		Vulcan Materials Co	308

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	356

OIL AND GAS EXTRACTION - 1.64%
17,689		Anadarko Petroleum Corp	1,037
22,928		Apache Corp	999
673	*	Atwood Oceanics, Inc	28
1,300		Berry Petroleum Co (Class A)	38
10,560	*	BJ Services Co	484
1,542	*	Brigham Exploration Co	14
28,520		Burlington Resources, Inc	1,032
2,286		Cabot Oil & Gas Corp (Class A)	97
2,656	*	Cal Dive International, Inc	81
871	*	Callon Petroleum Co	12
1,312	*	Cheniere Energy, Inc	26
16,835		Chesapeake Energy Corp	248
2,899	*	Cimarex Energy Co	88
232	*	Clayton Williams Energy, Inc	6
2,411	*	Comstock Resources, Inc	47
1,103	*	Delta Petroleum Corp	15
3,800	*	Denbury Resources, Inc	80
16,132		Devon Energy Corp	1,065
3,430		Diamond Offshore Drilling, Inc	82
900	*	Edge Petroleum Corp	15
1,558	*	Encore Acquisition Co	43
1,380	*	Energy Partners Ltd	21
10,449		ENSCO International, Inc	304
7,854		EOG Resources, Inc	469
2,996	*	Evergreen Resources, Inc	121
3,190	*	Forest Oil Corp	87
14	*	Forest Oil Corp Wts 02/15/05	0
1,858	*	FX Energy, Inc	17
4,627	*	Global Industries Ltd	26
12,950	*	Grey Wolf, Inc	55
5,339	*	Hanover Compressor Co	64
2,496	*	Harvest Natural Resources, Inc	37

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
3,449		Helmerich & Payne, Inc	90
997	*	Houston Exploration Co	52
3,398	*	KCS Energy, Inc	45
9,284		Kerr-McGee Corp	499
8,798	*	Key Energy Services, Inc	83
4,499	*	Magnum Hunter Resources, Inc	47
422	*	Magnum Hunter Resources, Inc Wts 03/21/05	0
22,845		Marathon Oil Corp	864
792	*	McMoRan Exploration Co	12
3,641	*	Meridian Resource Corp	25
2,820	*	Mission Resources Corp	16
3,919	*	Newfield Exploration Co	218
5,171	*	Newpark Resources, Inc	32
4,239		Noble Energy, Inc	216
27,296		Occidental Petroleum Corp	1,321
1,600	*	Oceaneering International, Inc	55
6,555	*	Parker Drilling Co	25
4,903		Patina Oil & Gas Corp	146
5,874		Patterson-UTI Energy, Inc	196
1,148		Penn Virginia Corp	41
1,100	*	Petroleum Development Corp	30
7,782		Pioneer Natural Resources Co	273
5,352	*	Plains Exploration & Production Co	98
4,439		Pogo Producing Co	219
7,574	*	Pride International, Inc	130
650	*	Prima Energy Corp	26
1,150	*	Quicksilver Resources, Inc	77
4,695		Range Resources Corp	69
1,410	*	Remington Oil & Gas Corp	33
7,354	*	Rowan Cos, Inc	179
700		RPC, Inc	11
1,290	*	Seacor Smit, Inc	57
2,600	*	Southwestern Energy Co	75
1,665	*	Spinnaker Exploration Co	66
1,900		St. Mary Land & Exploration Co	68
1,545	*	Stone Energy Corp	71
3,300	*	Superior Energy Services, Inc	33
1,700	*	Swift Energy Co	38
1,951	*	Syntroleum Corp	13
1,410	*	Tetra Technologies, Inc	38
4,219		Tidewater, Inc	126
838	*	Todco	13
1,143	*	Transmontaigne, Inc	6
2,600	*	Unit Corp	82
18,879		Unocal Corp	717
6,742	*	Varco International, Inc	148
2,260	*	Veritas DGC, Inc	52
3,500		Vintage Petroleum, Inc	59
1,475	*	W-H Energy Services, Inc	29
1,235	*	Whiting Petroleum Corp	31
16,306		XTO Energy, Inc	486

		TOTAL OIL AND GAS EXTRACTION	14,074

PAPER AND ALLIED PRODUCTS - 0.75%
6,800		Bemis Co	192
6,093		Boise Cascade Corp	229
3,865		Bowater, Inc	161
1,676	*	Buckeye Technologies, Inc	19
1,977	*	Caraustar Industries, Inc	28
1,356		Chesapeake Corp	36
1,270		Glatfelter	18

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
4,634	*	Graphic Packaging Corp	40
900		Greif, Inc (Class A)	38
33,895		International Paper Co	1,515
35,489		Kimberly-Clark Corp	2,338
3,700	*	Longview Fibre Co	55
14,155		MeadWestvaco Corp	416
3,866		Packaging Corp Of America	92
10,687	*	Pactiv Corp	267
1,900	*	Playtex Products, Inc	15
1,124		Pope & Talbot, Inc	22
1,966		Potlatch Corp	82
1,110		Rock-Tenn Co (Class A)	19
1,040		Schweitzer-Mauduit International, Inc	32
16,753	*	Smurfit-Stone Container Corp	334
6,175		Sonoco Products Co	157
3,848		Temple-Inland, Inc	266
3,174		Wausau-Mosinee Paper Corp	55

		TOTAL PAPER AND ALLIED PRODUCTS	6,426

PERSONAL SERVICES - 0.18%
2,872	*	Alderwoods Group, Inc	35
620		Angelica Corp	16
8,436		Cintas Corp	402
1,567	*	Coinstar, Inc	34
1,405		G & K Services, Inc (Class A)	56
12,791		H & R Block, Inc	610
3,015		Regis Corp	134
22,000	*	Service Corp International	162
587		Unifirst Corp	17
2,838	*	Weight Watchers International, Inc	111

		TOTAL PERSONAL SERVICES	1,577

PETROLEUM AND COAL PRODUCTS - 3.91%
5,381		Amerada Hess Corp	426
4,892		Ashland, Inc	258
74,378		ChevronTexaco Corp	7,000
48,223		ConocoPhillips	3,679
1,450		ElkCorp	35
454,591		ExxonMobil Corp	20,188
1,879		Frontier Oil Corp	40
738	*	Giant Industries, Inc	16
2,333	*	Headwaters, Inc	60
689		Holly Corp	26
3,500		Lubrizol Corp	128
9,764		Lyondell Chemical Co	170
5,282		Murphy Oil Corp	389
2,701	*	Premcor, Inc	101
5,253		Sunoco, Inc	334
4,554	*	Tesoro Petroleum Corp	126
8,948		Valero Energy Corp	660
1,100		WD-40 Co	33

		TOTAL PETROLEUM AND COAL PRODUCTS	33,669

PRIMARY METAL INDUSTRIES - 0.56%
7,555	*	AK Steel Holding Corp	40
60,359		Alcoa, Inc	1,994
5,801		Allegheny Technologies, Inc	105
11,167	*	Andrew Corp	223
1,712		Belden, Inc	37
1,200	*	Brush Engineered Materials, Inc	23
3,175	*	Cable Design Technologies Corp	34
1,463		Carpenter Technology Corp	50
1,235	*	Century Aluminum Co	31

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
3,800	*	CommScope, Inc	82
978		Curtiss-Wright Corp	55
960	*	Encore Wire Corp	26
7,713		Engelhard Corp	249
2,400	*	General Cable Corp	21
1,089		Gibraltar Steel Corp	36
948	*	Imco Recycling, Inc	13
1,183	*	International Steel Group, Inc	35
2,054	*	Lone Star Technologies, Inc	57
1,977		Matthews International Corp (Class A)	65
2,942	*	Maverick Tube Corp	77
2,431		Mueller Industries, Inc	87
1,000		NN, Inc	13
1,100	*	NS Group, Inc	18
5,609		Nucor Corp	431
1,845	*	Oregon Steel Mills, Inc	27
4,370		Precision Castparts Corp	239
1,142		Quanex Corp	56
1,496	*	RTI International Metals, Inc	24
1,661		Ryerson Tull, Inc	26
1,362		Schnitzer Steel Industries, Inc (Class A)	46
2,601	*	Steel Dynamics, Inc	74
697		Steel Technologies, Inc	15
1,500		Texas Industries, Inc	62
91	*	Titanium Metals Corp	8
1,864		Tredegar Corp	30
7,875		United States Steel Corp	277
417	*	Wheeling-Pittsburgh Corp	9
4,742		Worthington Industries, Inc	97

		TOTAL PRIMARY METAL INDUSTRIES	4,792

PRINTING AND PUBLISHING - 0.84%
4,531	*	American Greetings Corp (Class A)	105
1,700		Banta Corp	75
5,892		Belo (A.H.) Corp Series A	158
2,400		Bowne & Co, Inc	38
734	*	Consolidated Graphics, Inc	32
396		Courier Corp	17
300		CSS Industries, Inc	11
3,382		Dow Jones & Co, Inc	153
1,171		Ennis Business Forms, Inc	23
19,115		Gannett Co, Inc	1,622
2,000		Harland (John H.) Co	59
3,853		Harte-Hanks, Inc	94
3,730		Hollinger International, Inc	63
734	*	Information Holdings, Inc	20
1,403		Journal Communications, Inc	26
1,919	*	Journal Register Co	38
5,619		Knight Ridder, Inc	405
3,200		Lee Enterprises, Inc	154
600	*	Martha Stewart Living Omnimedia, Inc (Class A)	5
1,222		McClatchy Co (Class A)	86
13,349		McGraw-Hill Cos, Inc	1,022
39,967	b*	McLeodUSA Publishing Co	0
1,648		Media General, Inc (Class A)	106
2,746		Meredith Corp	151
10,201		New York Times Co (Class A)	456
945	*	Playboy Enterprises, Inc (Class B)	11
9,402	*	Primedia, Inc	26
639		Pulitzer, Inc	31
13,789		R.R. Donnelley & Sons Co	455

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
6,850		Reader’s Digest Association, Inc (Class A)	110
2,073	*	Scholastic Corp	62
2,302		Scripps (E.W.) Co (Class A)	242
1,179		Standard Register Co	14
576		Thomas Nelson, Inc	13
16,370		Tribune Co	745
3,622	*	Valassis Communications, Inc	110
397		Washington Post Co (Class B)	369
3,300		Wiley (John) & Sons, Inc (Class A)	106

		TOTAL PRINTING AND PUBLISHING	7,213

RAILROAD TRANSPORTATION - 0.39%
26,279		Burlington Northern Santa Fe Corp	922
14,970		CSX Corp	491
1,594		Florida East Coast Industries	62
1,252	*	Genesee & Wyoming, Inc (Class A)	30
4,150	*	Kansas City Southern Industries, Inc	64
27,643		Norfolk Southern Corp	733
18,043		Union Pacific Corp	1,073

		TOTAL RAILROAD TRANSPORTATION	3,375

REAL ESTATE - 0.07%
310	*	Avatar Holdings, Inc	13
6,147		Catellus Development Corp	152
378		Consolidated-Tomoka Land Co	14
400	b*	Crescent Operating, Inc	0
2,193		Forest City Enterprises, Inc (Class A)	116
2,179	*	Jones Lang LaSalle, Inc	59
1,600		LNR Property Corp	87
2,754		St. Joe Co	109
7,000	*	Stewart Enterprises, Inc (Class A)	57
458	*	Tarragon Realty Investors, Inc	7
2,118	*	Trammell Crow Co	30

		TOTAL REAL ESTATE	644

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.24%
1,193	*	Applied Films Corp	35
2,487		Aptargroup, Inc	109
700		Bandag, Inc	31
4,500		Cooper Tire & Rubber Co	104
623	*	Deckers Outdoor Corp	18
10,579	*	Goodyear Tire & Rubber Co	96
1,946	*	Jarden Corp	70
1,428		Myers Industries, Inc	20
11,774		Nike, Inc (Class B)	892
449		Quixote Corp	9
3,656		Reebok International Ltd	132
2,068		Schulman (A.), Inc	44
5,876	*	Sealed Air Corp	313
1,100	*	Skechers U.S.A., Inc (Class A)	14
1,743		Spartech Corp	45
714	*	Trex Co, Inc	27
3,650		Tupperware Corp	71
1,056	*	Vans, Inc	22

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	2,052

SECURITY AND COMMODITY BROKERS - 1.93%
5,277		A.G. Edwards, Inc	180
2,250	*	Affiliated Managers Group, Inc	113
15,965	*	Ameritrade Holding Corp	181
7,093		Bear Stearns Cos, Inc	598
1,430		Blackrock, Inc	91
73,755		Charles Schwab Corp	709
2,296		Chicago Mercantile Exchange	331

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
25,401	*	E*Trade Financial Corp	283
4,854		Eaton Vance Corp	185
5,631		Federated Investors, Inc (Class B)	171
11,554		Franklin Resources, Inc	579
448		Gabelli Asset Management, Inc (Class A)	19
22,273		Goldman Sachs Group, Inc	2,097
8,390	*	Instinet Group, Inc	44
3,414	*	Investment Technology Group, Inc	44
4,737		Investors Financial Services Corp	206
16,547		Janus Capital Group, Inc	273
3,529		Jefferies Group, Inc	109
8,064	*	Knight Trading Group, Inc	81
3,465	*	LaBranche & Co, Inc	29
4,542		Legg Mason, Inc	413
19,038		Lehman Brothers Holdings, Inc	1,433
65,812		Merrill Lynch & Co, Inc	3,553
75,589		Morgan Stanley	3,989
1,526		Nuveen Investments, Inc	41
1,356	*	Piper Jaffray Cos	61
3,996		Raymond James Financial, Inc	106
5,241		SEI Investments Co	152
376	*	Stifel Financial Corp	10
1,151		SWS Group, Inc	18
7,482		T Rowe Price Group, Inc	377
98		Value Line, Inc	3
5,415		Waddell & Reed Financial, Inc (Class A)	120

		TOTAL SECURITY AND COMMODITY BROKERS	16,599

SOCIAL SERVICES - 0.01%
917	*	Bright Horizons Family Solutions, Inc	49
1,211	*	Res-Care, Inc	15

		TOTAL SOCIAL SERVICES	64

SPECIAL TRADE CONTRACTORS - 0.03%
843		Chemed Corp	41
2,673	*	Comfort Systems U.S.A., Inc	17
3,450	*	Dycom Industries, Inc	97
1,050	*	EMCOR Group, Inc	46
2,100	*	Integrated Electrical Services, Inc	17
360	*	John B. Sanfilippo & Son	10
685	*	Layne Christensen Co	11
1,074	*	Matrix Service Co	10
4,926	*	Quanta Services, Inc	31

		TOTAL SPECIAL TRADE CONTRACTORS	280

STONE, CLAY, AND GLASS PRODUCTS - 0.22%
532		Ameron International Corp	18
684		Anchor Glass Container Corp	9
2,068		Apogee Enterprises, Inc	22
1,725	*	Cabot Microelectronics Corp	53
962		CARBO Ceramics, Inc	66
93,696	*	Corning, Inc	1,224
679		Eagle Materials, Inc	48
648		Eagle Materials, Inc (Class B)	45
2,125		Florida Rock Industries, Inc	90
2,263		Lafarge North America, Inc	98
1,000		Libbey, Inc	28
7,657	*	Owens-Illinois, Inc	128
1,470	*	U.S. Concrete, Inc	10
2,700	b*	USG Corp	47

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,886

TOBACCO PRODUCTS - 0.95%
142,549		Altria Group, Inc	7,135

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
4,025		Loews Corp (Carolina Group)	99
6,290		R.J. Reynolds Tobacco Holdings, Inc	425
1,760		Universal Corp (Virginia)	90
11,669		UST, Inc	420
1,567		Vector Group Ltd	25

		TOTAL TOBACCO PRODUCTS	8,194

TRANSPORTATION BY AIR - 0.41%
5,873	*	Airtran Holdings, Inc	83
1,734	*	Alaska Air Group, Inc	41
2,003	*	America West Holdings Corp (Class B)	18
10,953	*	AMR Corp	133
2,900	*	Atlantic Coast Airlines Holdings, Inc	17
4,581	*	Continental Airlines, Inc (Class B)	52
8,490	*	Delta Air Lines, Inc	60
2,603	*	ExpressJet Holdings, Inc	32
21,136		FedEx Corp	1,727
1,495	*	Forward Air Corp	56
2,150	*	Frontier Airlines, Inc	23
6,297	*	JetBlue Airways Corp	185
2,151	*	Mesa Air Group, Inc	17
5,197	*	Northwest Airlines Corp	58
1,365	*	Offshore Logistics, Inc	38
347	*	Republic Airways Holdings, Inc	5
4,035		Skywest, Inc	70
53,247		Southwest Airlines Co	893

		TOTAL TRANSPORTATION BY AIR	3,508

TRANSPORTATION EQUIPMENT - 2.61%
2,761	*	AAR Corp	31
545	*	Aftermarket Technology Corp	9
2,936		American Axle & Manufacturing Holdings, Inc	107
1,100		Arctic Cat, Inc	30
4,699		ArvinMeritor, Inc	92
6,789		Autoliv, Inc	286
2,573	*	BE Aerospace, Inc	20
57,749		Boeing Co	2,950
6,584		Brunswick Corp	269
1,687		Clarcor, Inc	77
1,035		Coachmen Industries, Inc	17
440		Curtiss-Wright Corp (Class B)	24
10,224		Dana Corp	200
35,314		Delphi Corp	377
496	*	Ducommun, Inc	11
3,359		Federal Signal Corp	63
3,728	*	Fleetwood Enterprises, Inc	54
123,796		Ford Motor Co	1,937
2,751		GenCorp, Inc	37
13,407		General Dynamics Corp	1,331
32,768		General Motors Corp	1,527
5,539		Gentex Corp	220
12,200		Genuine Parts Co	484
8,131		Goodrich Corp	263
394	*	Greenbrier Cos, Inc	8
21,206		Harley-Davidson, Inc	1,313
2,622	*	Hayes Lemmerz International, Inc	40
785		Heico Corp	14
78		Heico Corp (Class A)	1
58,968		Honeywell International, Inc	2,160
1,612		Kaman Corp (Class A)	23
26,153		Lockheed Martin Corp	1,362
711		Marine Products Corp	13

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
1,720		Monaco Coach Corp	48
4,275	*	Navistar International Corp	166
441		Noble International Ltd	11
24,744		Northrop Grumman Corp	1,329
2,450		Oshkosh Truck Corp	140
11,908		Paccar, Inc	691
3,200		Polaris Industries, Inc	154
433	*	Sequa Corp (Class A)	25
1,755	*	Sports Resorts International, Inc	7
500		Standard Motor Products, Inc	7
255	*	Strattec Security Corp	17
1,631		Superior Industries International, Inc	55
2,183	*	Teledyne Technologies, Inc	44
2,719	*	Tenneco Automotive, Inc	36
8,002		Textron, Inc	475
2,800		Thor Industries, Inc	94
2,420		Trinity Industries, Inc	77
952	*	Triumph Group, Inc	30
1,678	*	TRW Automotive Holdings Corp	32
3,244	*	United Defense Industries, Inc	114
36,209		United Technologies Corp	3,312
9,045		Visteon Corp	106
1,883	*	Wabash National Corp	52
2,761		Wabtec Corp	50
1,734		Winnebago Industries, Inc	65

		TOTAL TRANSPORTATION EQUIPMENT	22,487

TRANSPORTATION SERVICES - 0.13%
400		Ambassadors Group, Inc	9
4,924		C.H. Robinson Worldwide, Inc	226
2,500	*	EGL, Inc	67
6,794		Expeditors International Of Washington, Inc	336
3,426		GATX Corp	93
405	*	HUB Group, Inc	14
872	*	Navigant International, Inc	16
850	*	Orbitz, Inc (Class A)	18
1,700	*	Pacer International, Inc	31
2,021	*	RailAmerica, Inc	30
9,902		Sabre Holdings Corp	274

		TOTAL TRANSPORTATION SERVICES	1,114

TRUCKING AND WAREHOUSING - 0.46%
1,500		Arkansas Best Corp	49
3,458		CNF, Inc	144
424	*	Covenant Transport, Inc (Class A)	7
2,145		Heartland Express, Inc	59
4,000		Hunt (J.B.) Transport Services, Inc	154
2,128	*	Landstar System, Inc	113
635	*	Marten Transport Ltd	12
1,145	*	Old Dominion Freight Line	34
1,947		Overnite Corp	57
421	*	P.A.M. Transportation Services	8
579	*	Quality Distribution, Inc	6
900	*	SCS Transportation, Inc	24
4,341	*	Swift Transportation Co, Inc	78
400	*	U.S. Xpress Enterprises, Inc (Class A)	6
39,148		United Parcel Service, Inc (Class B)	2,943
1,835		USF Corp	64
3,416		Werner Enterprises, Inc	72
3,338	*	Yellow Roadway Corp	133

		TOTAL TRUCKING AND WAREHOUSING	3,963

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
WATER TRANSPORTATION - 0.03%
2,785		Alexander & Baldwin, Inc	93
844	*	Gulfmark Offshore, Inc	13
421	*	Hornbeck Offshore Services, Inc	6
1,507	*	Kirby Corp	59
1,962		Overseas Shipholding Group, Inc	87
600	*	Seabulk International, Inc	5

		TOTAL WATER TRANSPORTATION	263

WHOLESALE TRADE-DURABLE GOODS - 1.79%
384	*	1-800 Contacts, Inc	6
1,100		Action Performance Cos, Inc	17
2,158		Agilysys, Inc	30
839	*	Alliance Imaging, Inc	4
2,198		Anixter International, Inc	75
6,925	*	Apogent Technologies, Inc	222
1,381		Applied Industrial Technologies, Inc	42
8,011	*	Arrow Electronics, Inc	215
1,206	*	Audiovox Corp (Class A)	20
2,154	*	Aviall, Inc	41
8,446	*	Avnet, Inc	192
1,038		Barnes Group, Inc	30
1,208	*	BioVeris Corp	10
3,872		BorgWarner, Inc	169
1,342	*	Brightpoint, Inc	18
2,100		Carlisle Cos, Inc	131
4,002		CDW Corp	255
2,018		Commercial Metals Co	65
1,641	*	Compucom Systems, Inc	7
794	*	Department 56, Inc	12
1,490	*	Digi International, Inc	16
1,525	*	Global Imaging Systems, Inc	56
1,800		Handleman Co	42
2,129		Hughes Supply, Inc	125
9,909		IKON Office Solutions, Inc	114
1,091	*	Imagistics International, Inc	39
8,393	*	Ingram Micro, Inc (Class A)	121
3,362	*	Insight Enterprises, Inc	60
715	*	Insurance Auto Auctions, Inc	12
547	*	INTAC International	7
206,344		Johnson & Johnson	11,493
739	*	Keystone Automotive Industries, Inc	21
1,689	*	Knight Transportation, Inc	49
300		Lawson Products, Inc	11
1,014	*	LKQ Corp	19
3,352		Martin Marietta Materials, Inc	149
763	*	Merge Technologies, Inc	11
2,986	*	Microtek Medical Holdings, Inc	15
1,454	*	Navarre Corp	21
2,729		Owens & Minor, Inc	71
4,475	*	Patterson Dental Co	342
4,013		Pep Boys-Manny Moe & Jack	102
4,800	*	PSS World Medical, Inc	54
1,959		Reliance Steel & Aluminum Co	79
9,000	*	Safeguard Scientifics, Inc	21
871	*	Scansource, Inc	52
2,471		SCP Pool Corp	111
1,219	*	TBC Corp	29
4,029	*	Tech Data Corp	158
5,318		W.W. Grainger, Inc	306
1,547		Watsco, Inc	43
1,000	*	WESCO International, Inc	18

TIAA Stock Index Account

PRINCIPAL/SHARES			VALUE (000)
2,884	*	Zoran Corp	53

		TOTAL WHOLESALE TRADE-DURABLE GOODS	15,381

WHOLESALE TRADE-NONDURABLE GOODS - 0.80%
3,000		Acuity Brands, Inc	81
833		Advanced Marketing Services, Inc	11
4,181		Airgas, Inc	100
1,800	*	Allscripts Healthcare Solutions, Inc	14
7,751		AmerisourceBergen Corp	463
4,795		Brown-Forman Corp (Class B)	231
30,538		Cardinal Health, Inc	2,139
702	*	Central European Distribution Corp	18
2,584	*	Chiquita Brands International, Inc	54
3,045		DIMON, Inc	17
3,261	*	Endo Pharmaceuticals Holdings, Inc	76
493		Getty Realty Corp	12
1,696	*	Hain Celestial Group, Inc	31
3,050	*	Henry Schein, Inc	193
500		Kenneth Cole Productions, Inc (Class A)	17
19,200		McKesson Corp	659
2,069	*	Men’s Wearhouse, Inc	55
1,402	*	Metals USA, Inc	25
785		Nash Finch Co	20
3,652		Nu Skin Enterprises, Inc (Class A)	92
438	*	Nuco2, Inc	9
3,222	*	Performance Food Group Co	86
4,300		Perrigo Co	82
193	*	Perry Ellis International, Inc	5
1,700	*	Plains Resources, Inc	29
84	f*	Priority Healthcare Corp (Class A)	2
2,341	*	Priority Healthcare Corp (Class B)	54
303	*	Provide Commerce, Inc	6
1,702		Russell Corp	31
1,320	*	School Specialty, Inc	48
900	*	Smart & Final, Inc	11
803		Standard Commercial Corp	14
2,696		Stride Rite Corp	30
9,074		Supervalu, Inc	278
45,584		Sysco Corp	1,607
2,162	*	Tractor Supply Co	90
2,582	*	United Natural Foods, Inc	75
2,061	*	United Stationers, Inc	82
1,821		Valhi, Inc	21

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,868

		TOTAL COMMON STOCKS (Cost $716,293)	859,874

		TOTAL PORTFOLIO - 99.91% (Cost $716,329)	859,921
		OTHER ASSETS & LIABILITIES, NET - 0.09%	814

		NET ASSETS - 100.00%	$860,735

*	Non-income producing
b	In bankruptcy
e	All or a portion of these securities are out on loan.
f
Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2004, the value of these securities amounted to $ 40,771 or 0.05% of net assets.

TIAA Stock Index Account

Additional information on each restricted security is as follows:

SECURITY	ACQUISTION DATE	ACQUISITION COST
National Health Investors, Inc.	01/01/01	$10,000
Priority Healthcare Corp (Class A).	01/04/99	1,148
Wiltel Communication Group, Inc	12/04/03	0

		$11,148

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Account uses more specific industry categories in following their investment limitations on industry concentration.

Item 10. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half-year that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b) Section 906 certification.(EX-99.906CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: August 30, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 30, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott Executive Vice President (principal executive officer)

Date: August 30, 2004	By:	/s/ Elizabeth A. Monrad

Elizabeth A. Monrad Executive Vice President (principal financial officer)

EXHIBIT LIST

Item 11. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b) Section 906 certification (EX-99.906CERT)